UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Value Factor ETF Fidelity® International Value Factor ETF : FIVA Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 21	0.18%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained roughly 29% and contributed most to the fund's performance for the fiscal year, followed by Japan (+33%).
•By sector, financials gained roughly 50% and contributed most. Industrials, which gained 30%, also helped, benefiting from the capital goods industry (+39%), as did information technology, which advanced 39%. The materials sector rose 37%, while consumer discretionary gained 25% and consumer staples advanced 22%. Other contributors included the utilities (+40%), energy (+14%), communication services (+15%) and real estate (+22%) sectors.
•Conversely, from a sector standpoint, health care returned about -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the top contributor was Barrick Mining (+81%), from the materials sector. ASML Holding (+59%), from the semiconductors & semiconductor equipment group, contributed. Lastly, Banco Santander (+114%), UniCredit (+74%) and Societe Generale (+130%), from the banks category, also boosted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same category, CSL returned about -37% and hurt the fund's performance. In commercial & professional services, Teleperformance (-29%) hindered the fund. CGI, within the software & services category, returned -21% and hurt the fund's performance. Lastly, in materials, Glencore returned -21% and also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 16, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International Value Factor ETF - NAV A	29.41%	16.27%	6.70%
Fidelity International Value Factor Index℠ A	29.76%	16.81%	7.22%
MSCI World ex USA Index A	23.93%	13.00%	6.79%
A   From January 16, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$290,968,743
Number of Holdings	110
Total Advisory Fee	$392,412
Portfolio Turnover	61%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	18.3
Consumer Discretionary	9.7
Information Technology	9.0
Health Care	9.0
Materials	7.9
Consumer Staples	6.8
Energy	4.6
Communication Services	3.8
Utilities	3.6
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.8
United States - 10.5
United Kingdom - 10.3
Canada - 10.1
France - 9.7
Germany - 6.9
Australia - 5.5
Sweden - 3.0
Switzerland - 2.7
Others - 18.5

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.6
Barrick Mining Corp	2.1
Nestle SA	1.7
HSBC Holdings PLC	1.7
Toyota Motor Corp	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.5
Siemens AG	1.5
Toronto Dominion Bank	1.4
Banco Santander SA	1.3
Fresnillo PLC	1.3
16.7
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913998.101    3064-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Multifactor ETF Fidelity® International Multifactor ETF : FDEV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 20	0.18%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 15% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+44%).
•By sector, financials gained about 40% and contributed most. Industrials, which gained about 20%, also helped, benefiting from the capital goods industry (+31%), as did communication services, which advanced roughly 27%. The consumer staples sector rose roughly 17%, while materials gained roughly 25% and energy advanced 12%. Other contributors included the information technology (+23%), real estate (+10%), health care (+2%), utilities (+5%) and consumer discretionary (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Nintendo (+84%), from the media & entertainment group. In food, beverage & tobacco, British American Tobacco (+73%) boosted the fund. Another notable contributor was Vodafone (+47%), a stock in the telecommunication services group. Rolls-Royce Holdings (+114%), a stock in the capital goods industry, boosted the fund. Lastly, Phoenix Financial (+115%), a stock in the insurance group, also lifted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-56%), from the pharmaceuticals, biotechnology & life sciences group. Daito Trust Construction (-12%) and FirstService (-13%), from the real estate management & development industry, hurt. Tokyo Gas (-9%), from the utilities sector, hurt. Lastly, Wolters Kluwer (-26%), from the commercial & professional services category, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 26, 2019 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International Multifactor ETF - NAV A	20.49%	9.54%	7.15%
Fidelity International Multifactor Index℠ A	20.92%	10.02%	7.65%
MSCI World ex USA Index A	23.93%	13.00%	9.51%
A   From February 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$204,199,997
Number of Holdings	211
Total Advisory Fee	$252,798
Portfolio Turnover	66%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Industrials	14.6
Materials	13.1
Consumer Staples	11.5
Utilities	9.0
Communication Services	8.4
Real Estate	6.3
Health Care	5.1
Consumer Discretionary	5.0
Information Technology	4.1
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.3
United Kingdom - 13.8
Canada - 12.6
Australia - 6.3
Switzerland - 5.7
United States - 5.5
France - 5.1
Italy - 3.9
Germany - 3.8
Others - 22.0

TOP HOLDINGS (% of Fund's net assets)
PSP Swiss Property AG	1.6
Daito Trust Construction Co Ltd	1.5
Endesa SA	1.5
Italgas SpA	1.4
Engie SA	1.3
Tokyo Gas Co Ltd	1.3
Centrica PLC	1.3
Agnico Eagle Mines Ltd/CA	1.3
Vodafone Group PLC	1.2
CapitaLand Integrated Commercial Trust	1.2
13.6
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914007.101    3355-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International High Dividend ETF Fidelity® International High Dividend ETF : FIDI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 20	0.18%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 25% and contributed most to the fund's performance for the fiscal year, followed by Japan (+30%).
•By sector, financials gained 43% and contributed most, driven by the banks industry (+50%). Utilities stocks also helped (+39%). Consumer staples rose 26%, boosted by the food, beverage & tobacco industry (+26%), industrials gained roughly 27%, lifted by the capital goods industry (+33%), and real estate advanced 13%. Other contributors included the materials (+6%), information technology (+14%), consumer discretionary (+8%) and energy (+2%) sectors.
•In contrast, from a sector standpoint, communication services returned -4% and detracted most. Health care (-5%) also hurt, hampered by the pharmaceuticals, biotechnology & life sciences industry (-7%).
•Turning to individual stocks, the top contributor was Brookfield Renewable (+54%), from the utilities sector. Within the same sector, Enel gained 41% and helped. HSBC Bank (+62%) and ABN AMRO Bank (+90%), from the banks category, boosted the fund. Lastly, British American Tobacco (+58%), from the food, beverage & tobacco industry, also lifted the fund.
•Conversely, the biggest detractor was Glencore (-22%), from the materials sector. Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category, hurt the fund. In telecommunication services, BCE (-24%) and Vodafone (-7%) hindered the fund. Lastly, in real estate management & development, FirstService (-9%) also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 16, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International High Dividend ETF - NAV A	25.25%	15.60%	4.40%
Fidelity International High Dividend Index℠ A	25.64%	16.10%	4.85%
MSCI World ex USA Index A	23.93%	13.00%	6.79%
A   From January 16, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$181,455,514
Number of Holdings	100
Total Advisory Fee	$226,650
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	33.1
Consumer Staples	13.8
Materials	12.9
Industrials	11.5
Utilities	11.5
Real Estate	8.4
Health Care	3.2
Consumer Discretionary	3.1
Information Technology	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.5
United Kingdom - 13.5
Canada - 13.2
Australia - 11.1
France - 9.0
United States - 6.2
Germany - 5.6
Italy - 5.2
Sweden - 4.1
Others - 15.6

TOP HOLDINGS (% of Fund's net assets)
Enel SpA	3.3
National Grid PLC	2.9
Brookfield Renewable Corp Class A	2.9
Klepierre SA	2.6
Nestle SA	2.6
Japan Tobacco Inc	2.5
Rio Tinto PLC	2.5
Origin Energy Ltd	2.4
British American Tobacco PLC	2.4
Fortescue Ltd	2.3
26.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913997.101    3063-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Emerging Markets Multifactor ETF Fidelity® Emerging Markets Multifactor ETF : FDEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 28	0.25%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 24% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+20%), especially Hong Kong (+6%).
•By sector, information technology gained 46% and contributed most. Financials, which gained roughly 19%, also helped, benefiting from the banks industry (+26%), as did communication services, which advanced about 23%, lifted by the media & entertainment industry (+33%). The consumer discretionary sector rose 18%, boosted by the consumer discretionary distribution & retail industry (+38%), while real estate gained approximately 34% and materials advanced roughly 9%. Other contributors included the consumer staples (+13%), industrials (+18%), health care (+7%), energy (+3%) and utilities (0%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+54%), from the semiconductors & semiconductor equipment industry. From the same industry, SK Hynix gained 193% and contributed. Tencent Holdings, within the media & entertainment category, gained approximately 57% and contributed. Samsung Electronics (+79%), from the technology hardware & equipment category, boosted the fund. Lastly, Emaar Properties (+63%), a stock in the real estate management & development industry, also lifted the fund.
•Conversely, the biggest detractor was PharmaResearch (-23%), from the pharmaceuticals, biotechnology & life sciences industry. In technology hardware & equipment, Xiaomi (-18%) detracted. Another notable detractor was Kalyan Jewellers (-22%), a stock in the consumer durables & apparel category. Qfin Holdings, within the financial services industry, returned -40% and detracted. Lastly, in energy, AlamTri Resources (-18%) also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 26, 2019 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Emerging Markets Multifactor ETF - NAV A	23.47%	9.77%	6.67%
Fidelity Emerging Markets Multifactor Index℠ A	24.21%	10.79%	7.63%
MSCI Emerging Markets Index A	27.88%	7.47%	6.79%
A   From February 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$257,823,534
Number of Holdings	216
Total Advisory Fee	$416,650
Portfolio Turnover	76%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.1
Financials	18.9
Consumer Discretionary	18.1
Communication Services	14.0
Energy	7.8
Health Care	7.7
Real Estate	5.9
Industrials	3.2
Materials	1.0
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.2
Taiwan - 18.4
Korea (South) - 11.6
India - 11.4
Brazil - 2.8
United Arab Emirates - 2.8
Hungary - 2.5
Indonesia - 2.0
Chile - 2.0
Others - 14.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	5.1
Alibaba Group Holding Ltd	3.9
Samsung Electronics Co Ltd	3.4
China Resources Mixc Lifestyle Services Ltd	2.2
Emaar Development PJSC	2.0
SK Hynix Inc	1.8
Fibra Uno Administracion SA de CV	1.7
HDFC Bank Ltd/Gandhinagar	1.2
China Shenhua Energy Co Ltd H Shares	1.2
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914006.101    3354-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Fundamental Developed International ETF Fidelity® Fundamental Developed International ETF : FFDI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 19, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF A	$ 58	0.55%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, picks in developed Europe and the U.K. detracted from the fund's performance versus the MSCI EAFE Index, as did a non-benchmark allocation to Canada.
•By sector, security selection notably detracted, especially in financials, where our stock picks in financial services hurt most. Picks in consumer discretionary and industrials also weighed on the fund's relative result.
•An untimely overweight in Wolters Kluwer (-17%) was the biggest individual relative detractor. We eliminated the position by period end. The second- and third-largest relative detractors were an overweight in London Stock Exchange Group (-11%), a sizable holding this period, and a non-benchmark stake in Constellation Software (-18%).
•In contrast, from a regional standpoint, an underweight in developed Asia ex Japan contributed to the fund's relative result, although stock selection here somewhat offset that positive.
•By sector, our underweight in health care overcame negative stock picking in the sector, particularly in the pharmaceuticals, biotechnology & life sciences industry. Security selection and an underweight in consumer staples also lifted the fund's result, as did stock selection in materials.
•The top individual relative contributor was an overweight in Rheinmetall (+199%). Other notable relative contributors included overweights in CaixaBank (+91%) and UniCredit (+84%). We trimmed both positions this period, although they were among our biggest holdings. A small cash position also significantly contributed to the fund's relative result.
•Notable changes in positioning included higher allocations to Spain, Switzerland and Belgium, and lower allocations to the U.K. and Denmark. By sector, meaningful changes in positioning included decreased exposure to real estate, health care and industrials, and higher allocations to financials and communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through October 31, 2025.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,134,214
Number of Holdings	104
Total Advisory Fee	$67,328
Portfolio Turnover	41%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	25.3
Information Technology	13.6
Consumer Discretionary	7.6
Materials	6.5
Health Care	6.3
Communication Services	4.4
Consumer Staples	3.6
Energy	3.3
Utilities	0.7
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.1
United Kingdom - 17.2
Germany - 12.4
United States - 10.3
France - 10.2
Spain - 4.5
Italy - 3.7
Canada - 3.6
Sweden - 3.3
Others - 14.7

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	3.0
SAP SE	2.8
Schneider Electric SE	2.7
Safran SA	2.7
Air Liquide SA	2.2
Banco Santander SA	2.1
UniCredit SpA	2.0
Mitsubishi Heavy Industries Ltd	2.0
CaixaBank SA	1.9
Advantest Corp	1.9
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918723.100    7727-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Fundamental Global ex-U.S. ETF Fidelity® Fundamental Global ex-U.S. ETF : FFGX Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 19, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF A	$ 58	0.54%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, picks in Developed Europe ex U.K., primarily in the Netherlands, and stock selection in Canada detracted from the fund's performance versus the MSCI ACWI (All Country World Index) Index for the reporting period.
•By sector, security selection was the primary detractor, especially in financials, where our stock picks in financial services and banks hurt most. Picks in consumer discretionary, primarily within the distribution & retail and automobile & components industries, also weighed on the fund's relative performance.
•The biggest individual relative detractor was an overweight in Constellation Software (-18%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in Wolters Kluwer (-17%), a stock we sold by period end. It also hurt to overweight London Stock Exchange Group (-8%), which we slightly increased during the reporting period.
•In contrast, from a regional standpoint, an underweight in Asia ex Japan, mainly in Australia, contributed to the fund's relative result.
•The biggest relative contributors were underweights in the pharmaceuticals, biotechnology & life sciences industry within health care, and in the consumer staples sector.
•An overweight in Rheinmetall, which gained about 209%, was the biggest individual relative contributor. The second- and third-largest relative contributors were overweights in CaixaBank (+92%) and Rolls-Royce Holdings (+133%). We increased the fund's positions in CaixaBank and Rolls-Royce this period and both were among the fund's top holdings on October 31.
•Notable changes in positioning included a higher allocation to South Korea, and lower allocations to Canada, Denmark and the Netherlands. By sector, meaningful changes in positioning included decreased exposure to consumer staples, health care and industrials, and higher allocations to information technology, financials and communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through October 31, 2025.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$30,526,603
Number of Holdings	155
Total Advisory Fee	$103,077
Portfolio Turnover	49%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.4
Industrials	19.5
Information Technology	18.9
Consumer Discretionary	9.6
Materials	6.3
Communication Services	5.9
Energy	5.3
Health Care	4.2
Consumer Staples	3.0
Utilities	0.8
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 11.4
United Kingdom - 11.3
China - 10.5
Germany - 8.0
France - 7.3
Taiwan - 7.0
Canada - 6.9
United States - 6.0
India - 5.4
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.0
Tencent Holdings Ltd	3.0
Hitachi Ltd	2.2
Samsung Electronics Co Ltd	2.1
SAP SE	1.8
Safran SA	1.8
HDFC Bank Ltd/Gandhinagar ADR	1.8
Schneider Electric SE	1.7
SK Hynix Inc	1.5
Constellation Software Inc/Canada	1.5
23.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918725.100    7728-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Fundamental Emerging Markets ETF Fidelity® Fundamental Emerging Markets ETF : FFEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 19, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF A	$ 67	0.60%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, stock picking in South Korea, along with positioning in India, Saudi Arabia and South Africa, contributed to the fund's performance versus the MSCI Emerging Markets Index.
•By sector, security selection overall contributed, led by information technology, where our stock picks in technology hardware & equipment helped most. Picks in materials, communication services and the pharmaceuticals, biotechnology & life sciences industry within health care also significantly contributed to the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+224%). Other notable relative contributors included overweights in Samsung Electronics (+94%) and AngloGold Ashanti (+196%). We trimmed the position in AngloGold Ashanti this period. All three relative contributors were sizable holdings.
•In contrast, from a country standpoint, stock picking and overweights in Brazil and Indonesia detracted from the fund's relative result, as did security selection in the United Arab Emirates.
•By sector, stock selection and an overweight in consumer discretionary detracted from relative performance, especially in the consumer discretionary distribution & retail industry. Stock picking in the capital goods segment within the industrials sector also hurt.
•An overweight in Bank Central Asia (-17%) was the biggest individual relative detractor. We trimmed the position this period. The second- and third-largest relative detractors were untimely positioning in Alibaba Group Holding (+104%) and an overweight in Larsen & Toubro (+8%). We significantly increased the fund's position in Alibaba. All three relative detractors were large fund holdings on October 31. A small cash position also weighed on the fund's relative result.
•Notable changes in positioning included a higher allocation to South Korea and a lower allocation to India and Brazil. By sector, meaningful changes in positioning include decreased exposure to energy and consumer staples, and higher allocations to information technology and communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through October 31, 2025.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$13,253,364
Number of Holdings	109
Total Advisory Fee	$61,969
Portfolio Turnover	52%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.7
Financials	20.6
Consumer Discretionary	13.0
Communication Services	10.8
Industrials	8.3
Materials	4.9
Energy	4.4
Consumer Staples	3.1
Health Care	3.0
Utilities	1.0
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.9
Taiwan - 18.2
Korea (South) - 13.1
India - 12.5
Brazil - 4.6
South Africa - 4.2
Mexico - 4.1
United Arab Emirates - 2.4
Saudi Arabia - 2.0
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.2
Tencent Holdings Ltd	7.8
Samsung Electronics Co Ltd	6.4
SK Hynix Inc	4.1
Alibaba Group Holding Ltd	3.7
PDD Holdings Inc Class A ADR	2.3
HDFC Bank Ltd/Gandhinagar ADR	2.2
Reliance Industries Ltd GDR	1.9
Larsen & Toubro Ltd GDR	1.9
Al Rajhi Bank	1.6
46.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918727.100    7729-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$17,500	$-	$2,800	$200
Fidelity Fundamental Developed International ETF	$14,800	$-	$2,800	$200
Fidelity Fundamental Emerging Markets ETF	$14,800	$-	$2,800	$200
Fidelity Fundamental Global ex US ETF	$14,800	$-	$2,800	$200
Fidelity International High Dividend ETF	$17,500	$-	$2,800	$200
Fidelity International Multifactor ETF	$17,500	$-	$2,800	$200
Fidelity International Value Factor ETF	$17,500	$-	$2,800	$200

October 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,500	$-	$4,600	$400
Fidelity Fundamental Developed International ETF	$-	$-	$-	$-
Fidelity Fundamental Emerging Markets ETF	$-	$-	$-	$-
Fidelity Fundamental Global ex US ETF	$-	$-	$-	$-
Fidelity International High
Dividend ETF	$16,500	$-	$3,800	$400
Fidelity International Multifactor ETF	$16,500	$-	$4,100	$400
Fidelity International Value Factor ETF	$16,500	$-	$4,100	$400

A Amounts may reflect rounding
B Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex US ETF commenced operations on November 19, 2024.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025A,B	October 31, 2024A,B
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex US ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A,B	October 31, 2024A,B
Deloitte Entities	$2,453,200	$3,367,200

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex US ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of October 31, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomass Kennedy, Karen Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Annual Report
October 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 2.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Vibra Energia SA	458,700	2,027,253
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro SA - Petrobras	478,300	2,642,345
Financials - 0.8%
Banks - 0.5%
Itausa SA	547,027	1,183,414
Insurance - 0.3%
BB Seguridade Participacoes SA	144,300	880,246
TOTAL FINANCIALS		2,063,660

Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	40,500	490,800
TOTAL BRAZIL		7,224,058
CHILE - 2.0%
Consumer Discretionary - 1.6%
Broadline Retail - 0.9%
Falabella SA	350,285	2,199,122
Specialty Retail - 0.7%
Empresas Copec SA	257,751	1,843,609
TOTAL CONSUMER DISCRETIONARY		4,042,731

Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA	21,700	1,115,903
TOTAL CHILE		5,158,634
CHINA - 32.2%
Communication Services - 9.1%
Diversified Telecommunication Services - 0.2%
China Tower Corp Ltd H Shares (b)(c)	447,300	646,300
Entertainment - 2.0%
Kingsoft Corp Ltd	125,200	545,440
NetEase Cloud Music Inc (b)(c)(d)	15,950	494,166
Netease Inc	61,100	1,705,913
Tencent Music Entertainment Group Class A ADR	78,575	1,753,795
XD Inc (c)	76,200	661,292
		5,160,606
Interactive Media & Services - 6.6%
Baidu Inc A Shares (d)	99,350	1,503,250
Bilibili Inc Z Shares (d)	27,460	821,094
Kuaishou Technology B Shares (b)(c)	117,600	1,094,717
Meitu Inc (b)(c)	373,000	413,687
Tencent Holdings Ltd	162,900	13,183,410
		17,016,158
Media - 0.3%
China Literature Ltd (b)(c)(d)	127,600	685,923
TOTAL COMMUNICATION SERVICES		23,508,987

Consumer Discretionary - 9.7%
Automobile Components - 0.5%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	140,000	1,249,196
Automobiles - 0.8%
Geely Automobile Holdings Ltd	514,000	1,216,850
Guangzhou Automobile Group Company Ltd H Shares	2,216,000	929,487
		2,146,337
Broadline Retail - 4.7%
Alibaba Group Holding Ltd	464,200	9,860,712
JD.com Inc A Shares	128,950	2,117,035
		11,977,747
Hotels, Restaurants & Leisure - 1.5%
Haidilao International Holding Ltd (b)(c)(e)	525,000	864,620
Tongcheng Travel Holdings Ltd (c)	374,000	1,029,773
TravelSky Technology Ltd H Shares	564,000	743,079
Yum China Holdings Inc (Hong Kong)	27,600	1,188,205
		3,825,677
Household Durables - 0.9%
Haier Smart Home Co Ltd H Shares	351,600	1,141,811
Midea Group Co Ltd H Shares	114,600	1,238,568
		2,380,379
Specialty Retail - 0.5%
Pop Mart International Group Ltd (b)(c)	43,400	1,237,415
Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd	105,400	1,098,454
Bosideng International Holdings Ltd	1,606,000	983,577
		2,082,031
TOTAL CONSUMER DISCRETIONARY		24,898,782

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
China Shenhua Energy Co Ltd H Shares	571,000	2,972,474
Inner Mongolia Yitai Coal Co Ltd B Shares	1,005,237	1,961,217
PetroChina Co Ltd H Shares	2,704,000	2,790,211
		7,723,902
Financials - 4.5%
Banks - 3.6%
Agricultural Bank of China Ltd H Shares	1,479,000	1,126,538
Bank of China Ltd H Shares	2,574,000	1,457,194
Bank of Communications Co Ltd H Shares	937,000	831,849
China CITIC Bank Corp Ltd H Shares	633,000	603,501
China Construction Bank Corp H Shares	2,453,000	2,430,213
China Everbright Bank Co Ltd H Shares	947,000	388,684
Chongqing Rural Commercial Bank Co Ltd H Shares	533,000	438,212
Industrial & Commercial Bank of China Ltd H Shares	2,265,000	1,754,368
		9,030,559
Consumer Finance - 0.2%
Qfin Holdings Inc Class A ADR	24,870	600,611
Insurance - 0.7%
New China Life Insurance Co Ltd H Shares	81,400	514,235
People's Insurance Co Group of China Ltd/The H Shares	690,000	619,670
PICC Property & Casualty Co Ltd H Shares	324,000	765,374
		1,899,279
TOTAL FINANCIALS		11,530,449

Health Care - 1.7%
Biotechnology - 0.8%
3SBio Inc (b)(c)	534,500	2,118,139
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd H Shares (b)(c)	166,800	2,330,676
TOTAL HEALTH CARE		4,448,815

Industrials - 0.6%
Construction & Engineering - 0.3%
China Communications Services Corp Ltd H Shares	928,000	556,404
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	141,400	382,440
Transportation Infrastructure - 0.2%
China Merchants Port Holdings Co Ltd	280,000	541,829
TOTAL INDUSTRIALS		1,480,673

Information Technology - 1.3%
Communications Equipment - 0.1%
ZTE Corp H Shares (e)	90,400	382,666
Electronic Equipment, Instruments & Components - 0.1%
Kingboard Holdings Ltd	70,500	252,531
Technology Hardware, Storage & Peripherals - 1.1%
Lenovo Group Ltd	306,000	447,256
Xiaomi Corp B Shares (b)(c)(d)	387,600	2,154,386
		2,601,642
TOTAL INFORMATION TECHNOLOGY		3,236,839

Materials - 0.1%
Metals & Mining - 0.1%
China Hongqiao Group Ltd	138,000	524,145
Real Estate - 2.2%
Real Estate Management & Development - 2.2%
China Resources Mixc Lifestyle Services Ltd (b)(c)	1,089,200	5,692,507
TOTAL CHINA		83,045,099
CZECH REPUBLIC - 0.4%
Financials - 0.4%
Banks - 0.4%
Moneta Money Bank AS (b)(c)	121,476	1,030,063
EGYPT - 0.4%
Financials - 0.4%
Banks - 0.4%
Commercial International Bank - Egypt (CIB)	472,469	1,055,054
GREECE - 1.6%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.6%
OPAP SA	73,734	1,527,613
Specialty Retail - 0.6%
JUMBO SA	48,702	1,548,075
TOTAL CONSUMER DISCRETIONARY		3,075,688

Financials - 0.4%
Banks - 0.4%
Optima bank SA	102,147	947,900
TOTAL GREECE		4,023,588
HONG KONG - 0.9%
Communication Services - 0.2%
Entertainment - 0.2%
Damai Entertainment Holdings Ltd (d)	3,570,000	422,583
Health Care - 0.7%
Pharmaceuticals - 0.7%
United Laboratories International Holdings Ltd/The (e)	1,122,000	1,814,614
TOTAL HONG KONG		2,237,197
HUNGARY - 2.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Magyar Telekom Telecommunications PLC	320,493	1,682,528
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
MOL Hungarian Oil & Gas PLC Class A	189,161	1,666,359
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	15,033	1,435,690
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	51,440	1,587,541
TOTAL HUNGARY		6,372,118
INDIA - 11.4%
Consumer Discretionary - 2.9%
Automobile Components - 0.5%
Bosch Ltd	3,061	1,284,278
Automobiles - 2.4%
Eicher Motors Ltd	24,581	1,940,257
Hero MotoCorp Ltd	30,253	1,889,380
Maruti Suzuki India Ltd	12,444	2,268,962
		6,098,599
TOTAL CONSUMER DISCRETIONARY		7,382,877

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Coal India Ltd	526,859	2,306,645
Financials - 3.6%
Banks - 2.7%
Bank of Baroda	155,875	488,847
Federal Bank Ltd	195,454	520,961
HDFC Bank Ltd/Gandhinagar	270,122	3,004,255
ICICI Bank Ltd	132,651	2,010,284
State Bank of India	79,078	834,686
		6,859,033
Capital Markets - 0.5%
HDFC Asset Management Co Ltd (b)(c)	7,856	476,026
Multi Commodity Exchange of India Ltd	4,731	492,903
Nippon Life India Asset Management Ltd (b)(c)	43,493	428,603
		1,397,532
Financial Services - 0.2%
One 97 Communications Ltd (d)	37,224	546,464
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	62,991	519,312
TOTAL FINANCIALS		9,322,341

Health Care - 1.8%
Life Sciences Tools & Services - 0.9%
Divi's Laboratories Ltd	30,940	2,348,437
Pharmaceuticals - 0.9%
Cipla Ltd/India	131,817	2,229,290
TOTAL HEALTH CARE		4,577,727

Industrials - 0.7%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	125,898	604,308
Hindustan Aeronautics Ltd (c)	9,230	486,582
		1,090,890
Electrical Equipment - 0.1%
Hitachi Energy India Ltd	1,715	343,459
Professional Services - 0.2%
Computer Age Management Services Ltd	9,049	401,761
TOTAL INDUSTRIALS		1,836,110

Information Technology - 1.3%
IT Services - 1.2%
HCL Technologies Ltd	29,765	516,865
Infosys Ltd	83,532	1,394,815
Tata Consultancy Services Ltd	24,934	858,929
Wipro Ltd	105,317	285,527
		3,056,136
Software - 0.1%
Oracle Financial Services Software Ltd	1,822	174,768
TOTAL INFORMATION TECHNOLOGY		3,230,904

Materials - 0.2%
Chemicals - 0.0%
Coromandel International Ltd	7,590	181,655
Metals & Mining - 0.2%
NMDC Ltd	276,367	235,953
Vedanta Ltd	53,596	297,983
		533,936
TOTAL MATERIALS		715,591

TOTAL INDIA		29,372,195
INDONESIA - 2.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	6,551,000	1,264,505
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
United Tractors Tbk PT	1,409,400	2,279,787
Health Care - 0.5%
Pharmaceuticals - 0.5%
Kalbe Farma Tbk PT	17,076,600	1,309,240
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	938,600	347,107
TOTAL INDONESIA		5,200,639
KOREA (SOUTH) - 11.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.4%
LG Uplus Corp	94,414	1,009,910
Entertainment - 0.3%
Krafton Inc (d)	4,710	912,413
TOTAL COMMUNICATION SERVICES		1,922,323

Consumer Discretionary - 1.5%
Automobile Components - 0.9%
Hankook Tire & Technology Co Ltd	29,586	962,492
Hyundai Mobis Co Ltd	5,764	1,278,417
		2,240,909
Automobiles - 0.6%
Kia Corp	18,432	1,551,147
TOTAL CONSUMER DISCRETIONARY		3,792,056

Financials - 1.2%
Banks - 0.8%
BNK Financial Group Inc	91,565	887,533
Woori Financial Group Inc	64,464	1,149,245
		2,036,778
Insurance - 0.4%
DB Insurance Co Ltd	10,670	949,609
TOTAL FINANCIALS		2,986,387

Health Care - 1.6%
Biotechnology - 0.7%
PharmaResearch Co Ltd	4,609	1,750,110
Life Sciences Tools & Services - 0.9%
Samsung Biologics Co Ltd (b)(c)(d)(f)	2,797	2,397,008
TOTAL HEALTH CARE		4,147,118

Industrials - 1.0%
Air Freight & Logistics - 0.3%
Hyundai Glovis Co Ltd	4,973	658,994
Construction & Engineering - 0.1%
Samsung E&A Co Ltd	26,567	483,884
Industrial Conglomerates - 0.4%
GS Holdings Corp	13,780	463,766
LG Corp	9,385	528,946
		992,712
Machinery - 0.2%
Doosan Bobcat Inc	12,579	532,384
TOTAL INDUSTRIALS		2,667,974

Information Technology - 5.5%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (d)	1,296	45,845
LG Display Co Ltd (d)	11,136	114,897
LG Innotek Co Ltd	528	89,313
Samsung Electro-Mechanics Co Ltd	1,448	248,998
		499,053
IT Services - 0.1%
Samsung SDS Co Ltd	1,033	132,682
Semiconductors & Semiconductor Equipment - 1.8%
Hanmi Semiconductor Co Ltd	1,302	131,319
LEENO Industrial Inc	1,691	68,483
SK Hynix Inc	11,518	4,519,082
		4,718,884
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	115,586	8,721,176
TOTAL INFORMATION TECHNOLOGY		14,071,795

Materials - 0.1%
Chemicals - 0.0%
Kumho Petrochemical Co Ltd	2,375	193,367
Metals & Mining - 0.1%
Hyundai Steel Co	8,380	194,097
TOTAL MATERIALS		387,464

TOTAL KOREA (SOUTH)		29,975,117
MALAYSIA - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telekom Malaysia Bhd	644,100	1,122,715
Financials - 0.4%
Banks - 0.4%
RHB Bank Bhd	692,100	1,118,796
Health Care - 0.8%
Health Care Providers & Services - 0.8%
IHH Healthcare Bhd	1,003,800	1,977,400
Materials - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd	240,400	223,868
TOTAL MALAYSIA		4,442,779
MEXICO - 2.0%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	21,700	267,794
Grupo Aeroportuario del Sureste SAB de CV Series B	10,145	307,328
Promotora y Operadora de Infraestructura SAB de CV	23,020	298,566
		873,688
Real Estate - 1.7%
Diversified REITs - 1.7%
Fibra Uno Administracion SA de CV	2,943,400	4,277,502
TOTAL MEXICO		5,151,190
POLAND - 0.7%
Financials - 0.4%
Insurance - 0.4%
Powszechny Zaklad Ubezpieczen SA	60,222	963,878
Information Technology - 0.3%
Software - 0.3%
Asseco Poland SA	15,266	888,655
TOTAL POLAND		1,852,533
QATAR - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Ooredoo QPSC	440,821	1,640,518
Materials - 0.1%
Chemicals - 0.1%
Mesaieed Petrochemical Holding Co	603,461	207,175
TOTAL QATAR		1,847,693
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.2%
Financials - 1.0%
Banks - 1.0%
Al Rajhi Bank	57,704	1,626,418
Riyad Bank	86,572	627,449
Saudi Investment Bank/The	122,226	448,144
		2,702,011
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	8,310	271,671
Saudi Aramco Base Oil Co	8,190	210,638
		482,309
TOTAL SAUDI ARABIA		3,184,320
SINGAPORE - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Yangzijiang Financial Holding Ltd	1,306,200	1,063,869
SOUTH AFRICA - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Exxaro Resources Ltd	182,145	1,858,494
Financials - 0.9%
Banks - 0.5%
Standard Bank Group Ltd	94,531	1,388,364
Insurance - 0.4%
Momentum Group Ltd	479,749	924,483
TOTAL FINANCIALS		2,312,847

TOTAL SOUTH AFRICA		4,171,341
TAIWAN - 18.4%
Communication Services - 1.3%
Entertainment - 0.4%
International Games System Co Ltd	42,000	983,702
Wireless Telecommunication Services - 0.9%
Far EasTone Telecommunications Co Ltd	390,000	1,173,514
Taiwan Mobile Co Ltd	312,000	1,111,350
		2,284,864
TOTAL COMMUNICATION SERVICES		3,268,566

Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Pou Chen Corp	1,014,000	966,468
Financials - 1.8%
Banks - 1.8%
Chang Hwa Commercial Bank Ltd	1,346,000	866,946
CTBC Financial Holding Co Ltd	940,000	1,279,693
Shanghai Commercial & Savings Bank Ltd/The	605,000	779,350
Taichung Commercial Bank Co Ltd	1,128,328	785,473
Taichung Commercial Bank Co Ltd rights 12/8/2025 (d)	14,290	1,162
Union Bank Of Taiwan	1,361,000	821,266
		4,533,890
Financial Services - 0.0%
Yuanta Financial Holding Co Ltd	14,779	16,586
TOTAL FINANCIALS		4,550,476

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	827,000	712,908
Information Technology - 14.7%
Communications Equipment - 0.3%
Accton Technology Corp	17,000	597,248
WNC Corp /Taiwan	56,000	228,620
		825,868
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	23,000	612,765
Elite Material Co Ltd	11,000	486,647
Foxconn Technology Co Ltd	114,000	265,151
Largan Precision Co Ltd	4,000	288,214
Lotes Co Ltd	6,000	269,347
Simplo Technology Co Ltd	16,000	182,427
Synnex Technology International Corp	117,000	216,180
Tripod Technology Corp	32,000	355,486
WT Microelectronics Co Ltd	54,000	251,195
Zhen Ding Technology Holding Ltd	59,000	312,840
		3,240,252
Semiconductors & Semiconductor Equipment - 11.9%
ASE Technology Holding Co Ltd	113,000	909,779
Jentech Precision Industrial Co Ltd	6,000	415,731
MediaTek Inc	38,000	1,619,337
Novatek Microelectronics Corp	27,000	345,174
Phison Electronics Corp	14,000	485,020
Powertech Technology Inc	62,000	348,915
Radiant Opto-Electronics Corp	51,000	218,991
Realtek Semiconductor Corp	23,000	385,316
Taiwan Semiconductor Manufacturing Co Ltd	514,000	25,080,512
Topco Scientific Co Ltd	26,000	289,255
United Microelectronics Corp	391,000	590,169
		30,688,199
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	30,000	305,943
Asustek Computer Inc	25,000	566,833
Catcher Technology Co Ltd	41,000	264,744
Chicony Electronics Co Ltd	57,000	241,046
Compal Electronics Inc	286,000	307,482
Getac Holdings Corp	56,000	251,391
King Slide Works Co Ltd	3,000	401,093
Lite-On Technology Corp	95,000	554,715
Pegatron Corp	118,000	284,818
		3,178,065
TOTAL INFORMATION TECHNOLOGY		37,932,384

TOTAL TAIWAN		47,430,802
THAILAND - 1.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	132,000	1,232,844
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PTT Exploration & Production PCL depository receipt	558,300	1,847,475
Financials - 0.5%
Banks - 0.5%
Krung Thai Bank PCL depository receipt	1,464,200	1,233,940
TOTAL THAILAND		4,314,259
TURKEY - 0.2%
Industrials - 0.2%
Construction & Engineering - 0.2%
Enka Insaat ve Sanayi AS	232,336	429,333
UNITED ARAB EMIRATES - 2.8%
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Islamic Bank PJSC	154,258	887,006
Dubai Islamic Bank PJSC	359,917	930,917
		1,817,923
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	230,887	375,911
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Emaar Development PJSC	1,209,743	4,907,546
TOTAL UNITED ARAB EMIRATES		7,101,380
UNITED STATES - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
GCC SAB de CV	20,600	198,098
TOTAL COMMON STOCKS (Cost $221,469,933)		255,881,360

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Grupo Cibest SA	87,748	1,279,649
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	1,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,117,665)		1,279,649

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $27,962)	4.15	28,000	27,970

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	497,931	498,031
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	3,262,193	3,262,519
TOTAL MONEY MARKET FUNDS (Cost $3,760,550)			3,760,550

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $226,376,110)	260,949,529
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,125,995)
NET ASSETS - 100.0%	257,823,534

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	7	12/19/2025	492,660	21,681	21,681

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,832,744 or 9.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $26,010,391 or 10.1% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,970.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	288,455	69,712,086	69,502,901	23,275	391	-	498,031	497,931	0.0%
Fidelity Securities Lending Cash Central Fund	-	17,986,527	14,724,008	12,532	-	-	3,262,519	3,262,193	0.0%
Total	288,455	87,698,613	84,226,909	35,807	391	-	3,760,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	36,065,569	36,065,569	-	-
Consumer Discretionary	46,185,855	46,185,855	-	-
Energy	20,325,007	20,325,007	-	-
Financials	47,251,187	47,250,025	1,162	-
Health Care	19,862,455	17,465,447	-	2,397,008
Industrials	8,723,704	8,723,704	-	-
Information Technology	59,360,577	59,360,577	-	-
Materials	3,229,450	3,229,450	-	-
Real Estate	14,877,555	14,877,555	-	-
Utilities	1	-	-	1

Non-Convertible Preferred Stocks
Energy	-	-	-	-
Financials	1,279,649	1,279,649	-	-

U.S. Treasury Obligations	27,970	-	27,970	-

Money Market Funds	3,760,550	3,760,550	-	-
Total Investments in Securities:	260,949,529	258,523,388	29,132	2,397,009
Derivative Instruments:

Assets
Futures Contracts	21,681	21,681	-	-
Total Assets	21,681	21,681	-	-
Total Derivative Instruments:	21,681	21,681	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,681	-
Total Equity Risk	21,681	-
Total Value of Derivatives	21,681	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,066,445) - See accompanying schedule:
Unaffiliated issuers (cost $222,615,560)	$257,188,979
Fidelity Central Funds (cost $3,760,550)	3,760,550

Total Investment in Securities (cost $226,376,110)		$260,949,529
Segregated cash with brokers for derivative instruments		4,334
Cash		16,665
Foreign currency held at value (cost $247,648)		239,532
Dividends receivable		234,319
Interest receivable		2
Distributions receivable from Fidelity Central Funds		6,697
Other receivables		198,089
Total assets		261,649,167
Liabilities
Accrued management fee	$52,403
Payable for daily variation margin on futures contracts	1,155
Deferred taxes	509,556
Collateral on securities loaned	3,262,519
Total liabilities		3,825,633
Net Assets		$257,823,534
Net Assets consist of:
Paid in capital		$227,308,582
Total accumulated earnings (loss)		30,514,952
Net Assets		$257,823,534
Net Asset Value, offering price and redemption price per share ($257,823,534 ÷ 8,400,000 shares)		$30.69
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$6,798,601
Non-Cash dividends		741,323
Interest		694
Income from Fidelity Central Funds (including $12,532 from security lending)		35,807
Income before foreign taxes withheld		$7,576,425
Less foreign taxes withheld		(802,220)
Total income		6,774,205
Expenses
Management fee	$416,650
Independent trustees' fees and expenses	563
Interest	3,540
Miscellaneous	254
Total expenses before reductions	421,007
Expense reductions	(388)
Total expenses after reductions		420,619
Net Investment income (loss)		6,353,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(678,096)
Redemptions in-kind	7,093,900
Fidelity Central Funds	391
Foreign currency transactions	(133,219)
Futures contracts	81,805
Total net realized gain (loss)		6,364,781
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $315,660)	29,375,851
Assets and liabilities in foreign currencies	3,343
Futures contracts	25,944
Total change in net unrealized appreciation (depreciation)		29,405,138
Net gain (loss)		35,769,919
Net increase (decrease) in net assets resulting from operations		$42,123,505
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,353,586	$2,205,959
Net realized gain (loss)	6,364,781	956,060
Change in net unrealized appreciation (depreciation)	29,405,138	5,453,026
Net increase (decrease) in net assets resulting from operations	42,123,505	8,615,045
Distributions to shareholders	(6,716,600)	(2,073,600)

Share transactions
Proceeds from sales of shares	141,570,287	71,285,228
Cost of shares redeemed	(22,623,061)	-

Net increase (decrease) in net assets resulting from share transactions	118,947,226	71,285,228
Total increase (decrease) in net assets	154,354,131	77,826,673

Net Assets
Beginning of period	103,469,403	25,642,730
End of period	$257,823,534	$103,469,403

Other Information
Shares
Sold	5,200,000	2,800,000
Redeemed	(800,000)	-
Net increase (decrease)	4,400,000	2,800,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$21.37	$19.51	$25.88	$23.12
Income from Investment Operations
Net investment income (loss) A,B	1.03	.95	.95	.89	.72
Net realized and unrealized gain (loss)	4.87	4.40	1.96	(6.37)	2.67
Total from investment operations	5.90	5.35	2.91	(5.48)	3.39
Distributions from net investment income	(1.08)	(.85)	(1.04)	(.86)	(.63)
Distributions from tax return of capital	-	-	(.01)	(.03)	-
Total distributions	(1.08)	(.85)	(1.05)	(.89)	(.63)
Net asset value, end of period	$30.69	$25.87	$21.37	$19.51	$25.88
Total Return C,D	23.47%	25.20%	14.76%	(21.56)%	14.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.28%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.25%	.27%	.45%	.45%	.45%
Expenses net of all reductions, if any	.25%	.26%	.45%	.45%	.45%
Net investment income (loss)	3.78%	3.79%	4.29%	3.84%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$257,824	$103,469	$25,643	$19,507	$20,703
Portfolio turnover rate G,H	76%	65%	82%	91%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 11.1%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Wesfarmers Ltd	11,412	627,553
Financials - 3.4%
Banks - 3.4%
ANZ Group Holdings Ltd	72,399	1,737,064
Commonwealth Bank of Australia	22,092	2,482,348
National Australia Bank Ltd	61,412	1,753,671
		5,973,083
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	25,156	409,403
Materials - 4.8%
Metals & Mining - 4.8%
Fortescue Ltd	305,354	4,255,871
Rio Tinto PLC	59,402	4,281,566
		8,537,437
Utilities - 2.4%
Electric Utilities - 2.4%
Origin Energy Ltd	551,862	4,425,637
TOTAL AUSTRALIA		19,973,113
CANADA - 13.2%
Financials - 5.7%
Banks - 5.7%
Bank of Montreal	17,485	2,174,222
Bank of Nova Scotia/The	32,760	2,150,799
Royal Bank of Canada	20,575	3,017,198
Toronto Dominion Bank	33,714	2,770,941
		10,113,160
Industrials - 0.7%
Ground Transportation - 0.7%
Canadian National Railway Co	6,499	623,809
Canadian Pacific Kansas City Ltd	9,573	689,578
		1,313,387
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	109	287,141
Open Text Corp	8,463	325,014
		612,155
Materials - 2.2%
Chemicals - 2.2%
Nutrien Ltd	74,381	4,055,215
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
FirstService Corp Subordinate Voting Shares	16,023	2,553,114
Utilities - 2.9%
Independent Power and Renewable Electricity Producers - 2.9%
Brookfield Renewable Corp Class A	119,676	5,186,259
TOTAL CANADA		23,833,290
CHINA - 1.4%
Consumer Staples - 1.4%
Food Products - 1.4%
Wilmar International Ltd	1,086,000	2,611,841
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	11,422	557,810
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	32,248	218,262
FRANCE - 9.0%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Kering SA	1,533	542,848
LVMH Moet Hennessy Louis Vuitton SE	1,188	839,306
		1,382,154
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Carrefour SA	175,022	2,636,236
Financials - 2.3%
Banks - 1.2%
BNP Paribas SA	27,557	2,132,930
Insurance - 1.1%
AXA SA	48,849	2,121,636
TOTAL FINANCIALS		4,254,566

Industrials - 1.8%
Construction & Engineering - 1.8%
Bouygues SA	23,399	1,056,789
Eiffage SA	8,298	1,021,925
Vinci SA	9,039	1,209,163
		3,287,877
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	870	134,054
Real Estate - 2.6%
Retail REITs - 2.6%
Klepierre SA	122,381	4,681,096
TOTAL FRANCE		16,375,983
GERMANY - 5.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG	5,211	485,493
Mercedes-Benz Group AG	7,913	513,377
		998,870
Financials - 1.6%
Insurance - 1.6%
Allianz SE	7,184	2,887,195
Industrials - 1.1%
Air Freight & Logistics - 0.3%
Deutsche Post AG	13,300	610,964
Industrial Conglomerates - 0.8%
Siemens AG	5,072	1,437,475
TOTAL INDUSTRIALS		2,048,439

Information Technology - 0.3%
Software - 0.3%
SAP SE	2,359	611,123
Materials - 2.0%
Chemicals - 2.0%
BASF SE	73,815	3,645,591
TOTAL GERMANY		10,191,218
HONG KONG - 3.5%
Financials - 1.2%
Banks - 1.2%
Hang Seng Bank Ltd	115,900	2,260,678
Real Estate - 2.3%
Retail REITs - 2.3%
Link REIT	787,500	4,101,541
TOTAL HONG KONG		6,362,219
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	9,300	546,375
ITALY - 5.2%
Financials - 1.9%
Banks - 1.9%
Intesa Sanpaolo SpA	536,050	3,449,921
Utilities - 3.3%
Electric Utilities - 3.3%
Enel SpA	594,146	6,015,516
TOTAL ITALY		9,465,437
JAPAN - 16.5%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Honda Motor Co Ltd	53,200	538,717
Mazda Motor Corp	58,700	408,467
Toyota Motor Corp	54,535	1,110,842
		2,058,026
Consumer Staples - 2.5%
Tobacco - 2.5%
Japan Tobacco Inc	126,500	4,405,391
Financials - 4.1%
Capital Markets - 1.2%
Daiwa Securities Group Inc	280,300	2,164,272
Financial Services - 1.3%
ORIX Corp	98,000	2,391,873
Insurance - 1.6%
Tokio Marine Holdings Inc	71,300	2,676,035
TOTAL FINANCIALS		7,232,180

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astellas Pharma Inc	42,800	448,266
Takeda Pharmaceutical Co Ltd	17,700	477,155
		925,421
Industrials - 3.9%
Building Products - 0.5%
Agc Inc	31,300	979,300
Trading Companies & Distributors - 3.4%
Marubeni Corp	64,000	1,578,657
Mitsubishi Corp	70,800	1,705,947
Mitsui & Co Ltd	58,500	1,443,751
Sumitomo Corp	42,900	1,249,224
		5,977,579
TOTAL INDUSTRIALS		6,956,879

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Kyocera Corp	34,200	455,097
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	19,900	339,665
Canon Inc	12,300	353,938
		693,603
TOTAL INFORMATION TECHNOLOGY		1,148,700

Materials - 1.7%
Metals & Mining - 1.7%
Nippon Steel Corp	768,700	3,174,995
Real Estate - 2.1%
Hotel & Resort REITs - 2.1%
Invincible Investment Corp	8,690	3,886,541
TOTAL JAPAN		29,788,133
NETHERLANDS - 3.8%
Financials - 2.9%
Banks - 2.9%
ABN AMRO Bank NV depository receipt (b)(c)	87,079	2,604,126
ING Groep NV	107,995	2,707,351
		5,311,477
Industrials - 0.4%
Professional Services - 0.4%
Randstad NV	16,903	663,126
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	920	974,897
TOTAL NETHERLANDS		6,949,500
NORWAY - 1.5%
Consumer Staples - 1.5%
Food Products - 1.5%
Orkla ASA	273,927	2,780,710
SINGAPORE - 1.0%
Financials - 1.0%
Banks - 1.0%
Oversea-Chinese Banking Corp Ltd	137,800	1,803,169
SPAIN - 2.0%
Financials - 1.5%
Banks - 1.5%
CaixaBank SA	254,616	2,692,508
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (b)(c)	35,592	967,441
TOTAL SPAIN		3,659,949
SWEDEN - 4.1%
Financials - 1.3%
Banks - 1.3%
Svenska Handelsbanken AB A Shares	173,114	2,274,144
Industrials - 0.6%
Machinery - 0.6%
Volvo AB B Shares	46,422	1,281,281
Materials - 2.2%
Metals & Mining - 2.2%
SSAB AB B Shares	631,928	3,934,364
TOTAL SWEDEN		7,489,789
SWITZERLAND - 1.7%
Financials - 1.1%
Insurance - 1.1%
Zurich Insurance Group AG	2,991	2,082,802
Industrials - 0.6%
Professional Services - 0.6%
Adecco Group AG	36,520	1,019,966
TOTAL SWITZERLAND		3,102,768
UNITED KINGDOM - 13.5%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Taylor Wimpey PLC	319,720	441,907
Consumer Staples - 4.3%
Tobacco - 4.3%
British American Tobacco PLC	81,664	4,188,767
Imperial Brands PLC	84,961	3,376,687
		7,565,454
Financials - 4.1%
Banks - 2.1%
HSBC Holdings PLC	274,119	3,829,848
Financial Services - 1.1%
M&G PLC	563,741	1,950,187
Insurance - 0.9%
Legal & General Group PLC	529,131	1,653,183
TOTAL FINANCIALS		7,433,218

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	5,986	980,729
Industrials - 1.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	68,957	1,695,110
Industrial Conglomerates - 0.5%
DCC PLC	12,942	851,893
TOTAL INDUSTRIALS		2,547,003

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Spectris PLC	3,003	162,002
Utilities - 2.9%
Multi-Utilities - 2.9%
National Grid PLC	349,545	5,235,447
TOTAL UNITED KINGDOM		24,365,760
UNITED STATES - 5.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	32,162	325,851
Consumer Staples - 2.6%
Food Products - 2.6%
Nestle SA	48,317	4,627,358
Financials - 1.0%
Insurance - 1.0%
Swiss Re AG	9,719	1,774,906
Health Care - 1.9%
Biotechnology - 0.2%
CSL Ltd	2,380	278,115
Health Care Equipment & Supplies - 0.0%
Alcon AG	2,703	201,357
Pharmaceuticals - 1.7%
GSK PLC	23,390	547,165
Haleon PLC	69,198	321,932
Novartis AG	6,725	831,630
Roche Holding AG	2,467	795,648
Sanofi SA	5,146	520,301
		3,016,676
TOTAL HEALTH CARE		3,496,148

TOTAL UNITED STATES		10,224,263
TOTAL COMMON STOCKS (Cost $158,947,197)		180,299,589

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $28,960)	4.15	29,000	28,969

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $43,284)	4.18	43,275	43,284

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $159,019,441)	180,371,842
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,083,672
NET ASSETS - 100.0%	181,455,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	12/19/2025	1,122,840	7,605	7,605

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,571,567 or 2.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,571,567 or 2.0% of net assets.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,969.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,044,911	5,001,636	5,956	9	-	43,284	43,275	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,086,032	8,086,032	11,406	-	-	-	-	0.0%
Total	-	13,130,943	13,087,668	17,362	9	-	43,284

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	5,834,361	5,834,361	-	-
Consumer Staples	24,626,990	24,626,990	-	-
Financials	59,543,007	59,543,007	-	-
Health Care	5,960,108	5,960,108	-	-
Industrials	21,041,177	21,041,177	-	-
Information Technology	3,861,193	3,861,193	-	-
Materials	23,347,602	23,347,602	-	-
Real Estate	15,222,292	15,222,292	-	-
Utilities	20,862,859	20,862,859	-	-

U.S. Treasury Obligations	28,969	-	28,969	-

Money Market Funds	43,284	43,284	-	-
Total Investments in Securities:	180,371,842	180,342,873	28,969	-
Derivative Instruments:

Assets
Futures Contracts	7,605	7,605	-	-
Total Assets	7,605	7,605	-	-
Total Derivative Instruments:	7,605	7,605	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,605	-
Total Equity Risk	7,605	-
Total Value of Derivatives	7,605	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International High Dividend ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $158,976,157)	$180,328,558
Fidelity Central Funds (cost $43,284)	43,284

Total Investment in Securities (cost $159,019,441)		$180,371,842
Segregated cash with brokers for derivative instruments		22,115
Cash		98
Foreign currency held at value (cost $86,357)		85,980
Receivable for investments sold		83
Dividends receivable		459,745
Reclaims receivable		543,558
Interest receivable		12
Distributions receivable from Fidelity Central Funds		499
Other receivables		1,510
Total assets		181,485,442
Liabilities
Accrued management fee	$26,848
Payable for daily variation margin on futures contracts	3,080
Total liabilities		29,928
Net Assets		$181,455,514
Net Assets consist of:
Paid in capital		$172,008,059
Total accumulated earnings (loss)		9,447,455
Net Assets		$181,455,514
Net Asset Value, offering price and redemption price per share ($181,455,514 ÷ 7,400,000 shares)		$24.52
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$6,465,460
Interest		2,115
Income from Fidelity Central Funds (including $11,406 from security lending)		17,362
Income before foreign taxes withheld		$6,484,937
Less foreign taxes withheld		(451,116)
Total income		6,033,821
Expenses
Management fee	$226,650
Independent trustees' fees and expenses	453
Total expenses before reductions	227,103
Expense reductions	(333)
Total expenses after reductions		226,770
Net Investment income (loss)		5,807,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	423,283
Redemptions in-kind	106,588
Fidelity Central Funds	9
Foreign currency transactions	21,284
Futures contracts	146,788
Total net realized gain (loss)		697,952
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	21,309,154
Assets and liabilities in foreign currencies	4,029
Futures contracts	30,517
Total change in net unrealized appreciation (depreciation)		21,343,700
Net gain (loss)		22,041,652
Net increase (decrease) in net assets resulting from operations		$27,848,703
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,807,051	$4,952,069
Net realized gain (loss)	697,952	(486,285)
Change in net unrealized appreciation (depreciation)	21,343,700	12,928,291
Net increase (decrease) in net assets resulting from operations	27,848,703	17,394,075
Distributions to shareholders	(6,151,200)	(5,072,600)

Share transactions
Proceeds from sales of shares	63,006,447	14,094,799
Cost of shares redeemed	(1,963,391)	(8,214,399)

Net increase (decrease) in net assets resulting from share transactions	61,043,056	5,880,400
Total increase (decrease) in net assets	82,740,559	18,201,875

Net Assets
Beginning of period	98,714,955	80,513,080
End of period	$181,455,514	$98,714,955

Other Information
Shares
Sold	2,700,000	700,000
Redeemed	(100,000)	(400,000)
Net increase (decrease)	2,600,000	300,000

Financial Highlights
Fidelity® International High Dividend ETF

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.57	$17.89	$16.82	$21.08	$15.10
Income from Investment Operations
Net investment income (loss) A,B	1.03	1.06	.89	.97	.77
Net realized and unrealized gain (loss)	4.01	2.71	1.08	(4.22)	5.95
Total from investment operations	5.04	3.77	1.97	(3.25)	6.72
Distributions from net investment income	(1.09)	(1.09)	(.90)	(1.01)	(.74)
Total distributions	(1.09)	(1.09)	(.90)	(1.01)	(.74)
Net asset value, end of period	$24.52	$20.57	$17.89	$16.82	$21.08
Total Return C,D	25.25%	21.22%	11.57%	(15.83)%	44.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.18%	.19%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	4.58%	5.16%	4.68%	4.96%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$181,456	$98,715	$80,513	$80,730	$82,197
Portfolio turnover rate G,H	58%	63%	67%	71%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 6.3%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
JB Hi-Fi Ltd	6,338	434,501
Financials - 1.8%
Capital Markets - 0.3%
ASX Ltd	17,212	636,069
Financial Services - 0.4%
Washington H Soul Pattinson & Co Ltd	29,101	716,316
Insurance - 1.1%
Medibank Pvt Ltd	236,994	757,123
QBE Insurance Group Ltd	58,828	764,073
Suncorp Group Ltd	60,737	780,121
		2,301,317
TOTAL FINANCIALS		3,653,702

Health Care - 0.3%
Health Care Providers & Services - 0.1%
EBOS Group Ltd	15,467	255,972
Health Care Technology - 0.2%
Pro Medicus Ltd	1,923	331,857
TOTAL HEALTH CARE		587,829

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	26,456	430,561
Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	14,146	341,719
Materials - 3.6%
Metals & Mining - 3.6%
BHP Group Ltd	80,214	2,281,651
Fortescue Ltd	92,988	1,296,019
Rio Tinto Ltd	15,692	1,364,943
Rio Tinto PLC	33,941	2,446,393
		7,389,006
TOTAL AUSTRALIA		12,837,318
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Raiffeisen Bank International AG	22,397	836,008
CANADA - 12.6%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Quebecor Inc Class B	72,858	2,326,423
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Dollarama Inc	4,409	573,675
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Loblaw Cos Ltd	34,285	1,363,912
Metro Inc/CN	17,264	1,151,919
		2,515,831
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd	5,250	96,932
Enbridge Inc	4,758	222,084
Imperial Oil Ltd	1,252	110,845
Pembina Pipeline Corp	3,112	117,848
		547,709
Financials - 3.3%
Capital Markets - 0.3%
TMX Group Ltd	18,561	685,266
Insurance - 3.0%
Definity Financial Corp	13,130	611,450
Fairfax Financial Holdings Ltd Subordinate Voting Shares	534	867,834
Great-West Lifeco Inc	19,864	842,960
iA Financial Corp Inc	7,543	891,282
Intact Financial Corp	4,569	853,147
Manulife Financial Corp	34,392	1,114,123
Power Corp of Canada Subordinate Voting Shares	20,654	968,467
		6,149,263
TOTAL FINANCIALS		6,834,529

Industrials - 0.6%
Professional Services - 0.2%
Thomson Reuters Corp	3,604	552,606
Trading Companies & Distributors - 0.4%
Finning International Inc	13,215	715,382
TOTAL INDUSTRIALS		1,267,988

Information Technology - 0.4%
IT Services - 0.2%
CGI Inc Class A	4,385	381,996
Software - 0.2%
Constellation Software Inc/Canada	184	484,715
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
		484,715
TOTAL INFORMATION TECHNOLOGY		866,711

Materials - 3.5%
Metals & Mining - 3.5%
Agnico Eagle Mines Ltd/CA	15,768	2,538,590
Kinross Gold Corp	98,680	2,297,357
Lundin Gold Inc	31,225	2,124,900
		6,960,847
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
FirstService Corp Subordinate Voting Shares	10,538	1,679,131
Utilities - 1.1%
Multi-Utilities - 1.1%
Canadian Utilities Ltd Class A	77,646	2,176,737
TOTAL CANADA		25,749,581
CHINA - 0.9%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	13,281	918,662
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	191,000	938,265
TOTAL CHINA		1,856,927
DENMARK - 1.8%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	2,715	364,095
Consumer Staples - 0.7%
Beverages - 0.7%
Carlsberg AS Series B	12,128	1,427,717
Financials - 0.4%
Banks - 0.4%
Sydbank AS	8,762	748,953
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	22,266	1,087,393
TOTAL DENMARK		3,628,158
FINLAND - 1.2%
Financials - 0.6%
Banks - 0.6%
Nordea Bank Abp (Sweden)	70,109	1,198,703
Health Care - 0.1%
Pharmaceuticals - 0.1%
Orion Oyj B Shares	4,526	316,307
Industrials - 0.5%
Machinery - 0.5%
Kone Oyj B Shares	14,028	937,790
TOTAL FINLAND		2,452,800
FRANCE - 5.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
FDJ UNITED	12,886	375,990
Sodexo SA	6,872	381,037
		757,027
Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	22,833	2,020,813
Energy - 0.0%
Energy Equipment & Services - 0.0%
Technip Energies NV	2,089	84,920
Oil, Gas & Consumable Fuels - 0.0%
Gaztransport Et Technigaz SA	480	95,069
TOTAL ENERGY		179,989

Industrials - 2.1%
Aerospace & Defense - 0.3%
Dassault Aviation SA	2,182	702,148
Building Products - 0.4%
Cie de Saint-Gobain SA	9,044	877,467
Construction & Engineering - 0.8%
Bouygues SA	16,783	757,986
Eiffage SA	5,256	647,293
		1,405,279
Professional Services - 0.6%
Bureau Veritas SA	22,733	747,270
Teleperformance SE	6,926	495,308
		1,242,578
TOTAL INDUSTRIALS		4,227,472

Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	3,582	551,935
Utilities - 1.3%
Multi-Utilities - 1.3%
Engie SA	115,896	2,715,473
TOTAL FRANCE		10,452,709
GERMANY - 3.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
TUI AG (b)	44,752	381,301
Financials - 1.5%
Insurance - 1.5%
Allianz SE	4,439	1,784,001
Hannover Rueck SE	2,497	713,016
Talanx AG	5,120	623,452
		3,120,469
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	7,287	391,600
Fresenius SE & Co KGaA	8,736	504,356
		895,956
Industrials - 1.7%
Construction & Engineering - 0.5%
HOCHTIEF AG	3,711	1,064,813
Machinery - 0.8%
Gea Group Ag	12,019	860,084
Knorr-Bremse AG	8,311	773,160
		1,633,244
Trading Companies & Distributors - 0.4%
Brenntag SE	13,542	752,593
TOTAL INDUSTRIALS		3,450,650

TOTAL GERMANY		7,848,376
HONG KONG - 1.2%
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Sino Land Co Ltd	2,003,295	2,487,300
INDONESIA - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	6,277	368,773
IRELAND - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
Kerry Group PLC Class A	16,569	1,512,704
ISRAEL - 2.9%
Financials - 2.3%
Banks - 1.9%
Bank Hapoalim BM	42,901	874,051
Bank Leumi Le-Israel BM	44,706	911,237
First International Bank of Israel Ltd	9,334	674,049
Israel Discount Bank Ltd Class A	74,084	743,071
Mizrahi Tefahot Bank Ltd	11,199	730,265
		3,932,673
Insurance - 0.4%
Phoenix Financial Ltd	19,502	752,705
TOTAL FINANCIALS		4,685,378

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.4%
Tower Semiconductor Ltd (b)	9,798	810,830
Software - 0.2%
Nice Ltd (b)	3,051	414,025
TOTAL INFORMATION TECHNOLOGY		1,224,855

TOTAL ISRAEL		5,910,233
ITALY - 3.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	15,560	383,971
Consumer Staples - 0.5%
Beverages - 0.5%
Coca-Cola HBC AG	23,841	1,081,914
Financials - 1.4%
Banks - 0.5%
Banco BPM SpA	66,193	963,021
Insurance - 0.9%
Generali	26,744	1,029,445
Poste Italiane Spa (d)(e)	35,830	863,906
		1,893,351
TOTAL FINANCIALS		2,856,372

Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	6,110	363,186
Information Technology - 0.2%
IT Services - 0.2%
Reply SpA	2,864	401,964
Utilities - 1.4%
Gas Utilities - 1.4%
Italgas SpA	277,232	2,908,630
TOTAL ITALY		7,996,037
JAPAN - 21.3%
Communication Services - 3.1%
Entertainment - 1.1%
Capcom Co Ltd	84,600	2,215,289
Interactive Media & Services - 0.8%
LY Corp	591,600	1,739,605
Wireless Telecommunication Services - 1.2%
KDDI Corp	152,300	2,433,459
TOTAL COMMUNICATION SERVICES		6,388,353

Consumer Discretionary - 2.1%
Automobiles - 0.3%
Subaru Corp	29,200	622,269
Broadline Retail - 0.3%
J Front Retailing Co Ltd	36,900	556,176
Leisure Products - 0.5%
Bandai Namco Holdings Inc	18,100	564,190
Sankyo Co Ltd	26,800	465,614
		1,029,804
Specialty Retail - 1.0%
Sanrio Co Ltd	12,700	590,009
Shimamura Co Ltd	6,900	445,429
USS Co Ltd	46,500	513,732
ZOZO Inc	50,600	437,994
		1,987,164
TOTAL CONSUMER DISCRETIONARY		4,195,413

Consumer Staples - 2.2%
Beverages - 0.6%
Suntory Beverage & Food Ltd	41,900	1,267,974
Food Products - 0.7%
Toyo Suisan Kaisha Ltd	20,100	1,460,644
Tobacco - 0.9%
Japan Tobacco Inc	53,000	1,845,737
TOTAL CONSUMER STAPLES		4,574,355

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	8,100	149,376
Financials - 2.9%
Banks - 1.1%
Hachijuni Bank Ltd/The	71,100	716,976
Iyogin Holdings Inc	54,700	854,649
Mebuki Financial Group Inc	120,000	749,265
		2,320,890
Insurance - 1.8%
Japan Post Holdings Co Ltd	79,400	745,527
Ms&Ad Insurance Group Holdings Inc	38,300	792,079
Sompo Holdings Inc	28,000	855,694
Tokio Marine Holdings Inc	29,600	1,110,949
		3,504,249
TOTAL FINANCIALS		5,825,139

Health Care - 0.8%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	20,100	327,487
Pharmaceuticals - 0.6%
Ono Pharmaceutical Co Ltd	30,700	373,948
Otsuka Holdings Co Ltd	9,100	494,651
Shionogi & Co Ltd	23,000	385,187
		1,253,786
TOTAL HEALTH CARE		1,581,273

Industrials - 4.5%
Building Products - 0.3%
Sanwa Holdings Corp	24,500	669,534
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co Ltd	43,700	731,714
Secom Co Ltd	20,400	690,307
TOPPAN Holdings Inc	25,400	623,231
		2,045,252
Construction & Engineering - 0.4%
Kajima Corp	28,300	914,094
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	2,400	635,617
Sekisui Chemical Co Ltd	38,800	673,721
		1,309,338
Trading Companies & Distributors - 2.2%
ITOCHU Corp	22,100	1,281,199
Mitsui & Co Ltd	50,700	1,251,251
Sojitz Corp	27,900	741,802
Sumitomo Corp	32,900	958,031
		4,232,283
TOTAL INDUSTRIALS		9,170,501

Information Technology - 1.3%
IT Services - 0.9%
NEC Corp	19,000	692,882
Obic Co Ltd	12,100	375,987
Otsuka Corp	21,000	415,761
TIS Inc	12,800	441,609
		1,926,239
Software - 0.2%
Trend Micro Inc/Japan	6,800	347,956
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	23,600	402,818
TOTAL INFORMATION TECHNOLOGY		2,677,013

Materials - 1.5%
Chemicals - 0.7%
Kuraray Co Ltd	127,200	1,380,948
Paper & Forest Products - 0.8%
Oji Holdings Corp	325,100	1,642,646
TOTAL MATERIALS		3,023,594

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Daito Trust Construction Co Ltd	162,300	3,030,450
Utilities - 1.3%
Gas Utilities - 1.3%
Tokyo Gas Co Ltd	75,800	2,657,957
TOTAL JAPAN		43,273,424
MEXICO - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Fresnillo PLC	80,474	2,349,338
NETHERLANDS - 2.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Koninklijke KPN NV	490,219	2,273,428
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	43,900	1,799,270
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	3,393	87,722
Financials - 0.3%
Capital Markets - 0.3%
Euronext NV (d)	4,564	653,203
Industrials - 0.4%
Professional Services - 0.4%
Wolters Kluwer NV	6,098	747,821
TOTAL NETHERLANDS		5,561,444
NORWAY - 1.1%
Consumer Staples - 0.8%
Food Products - 0.8%
Orkla ASA	140,618	1,427,454
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA	4,196	100,369
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	26,159	669,815
TOTAL NORWAY		2,197,638
SINGAPORE - 2.2%
Financials - 1.0%
Banks - 0.6%
Oversea-Chinese Banking Corp Ltd	85,381	1,117,245
Capital Markets - 0.4%
Singapore Exchange Ltd	66,100	859,866
TOTAL FINANCIALS		1,977,111

Real Estate - 1.2%
Diversified REITs - 1.2%
CapitaLand Integrated Commercial Trust	1,389,285	2,529,952
TOTAL SINGAPORE		4,507,063
SPAIN - 3.2%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	7,022	537,510
Specialty Retail - 0.4%
Industria de Diseno Textil SA	13,593	751,505
TOTAL CONSUMER DISCRETIONARY		1,289,015

Financials - 0.8%
Banks - 0.5%
CaixaBank SA	94,915	1,003,706
Insurance - 0.3%
Mapfre SA	160,036	707,822
TOTAL FINANCIALS		1,711,528

Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA	10,894	603,042
Utilities - 1.5%
Electric Utilities - 1.5%
Endesa SA	80,501	2,888,704
TOTAL SPAIN		6,492,289
SWEDEN - 2.3%
Consumer Staples - 0.8%
Household Products - 0.8%
Essity AB B Shares	62,595	1,720,415
Financials - 0.4%
Capital Markets - 0.4%
Nordnet AB	25,016	724,719
Industrials - 1.1%
Building Products - 0.4%
Assa Abloy AB B Shares	20,126	760,516
Machinery - 0.7%
Atlas Copco AB A Shares	55,989	944,602
SKF AB B Shares	21,367	551,479
		1,496,081
TOTAL INDUSTRIALS		2,256,597

TOTAL SWEDEN		4,701,731
SWITZERLAND - 5.7%
Financials - 1.4%
Capital Markets - 0.3%
Swissquote Group Holding SA	1,060	673,435
Consumer Finance - 0.3%
Cembra Money Bank AG	6,067	694,937
Insurance - 0.8%
Zurich Insurance Group AG	2,046	1,424,745
TOTAL FINANCIALS		2,793,117

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	542	147,594
Straumann Holding AG	1,250	157,272
		304,866
Health Care Providers & Services - 0.1%
Galenica AG (d)(e)	1,009	108,850
TOTAL HEALTH CARE		413,716

Industrials - 0.7%
Building Products - 0.4%
Geberit AG	1,105	808,016
Electrical Equipment - 0.3%
Accelleron Industries AG	8,052	660,008
TOTAL INDUSTRIALS		1,468,024

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	5,325	641,322
Materials - 1.5%
Chemicals - 1.5%
EMS-Chemie Holding AG	1,906	1,307,073
Givaudan SA	418	1,717,302
		3,024,375
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
PSP Swiss Property AG	19,106	3,310,675
TOTAL SWITZERLAND		11,651,229
UNITED KINGDOM - 13.8%
Communication Services - 3.1%
Interactive Media & Services - 1.9%
Auto Trader Group PLC (d)(e)	194,375	1,992,983
Rightmove PLC	197,785	1,735,864
		3,728,847
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	2,092,136	2,532,701
TOTAL COMMUNICATION SERVICES		6,261,548

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
InterContinental Hotels Group PLC	3,908	471,966
Leisure Products - 0.2%
Games Workshop Group PLC	1,852	387,616
TOTAL CONSUMER DISCRETIONARY		859,582

Consumer Staples - 2.7%
Household Products - 0.8%
Reckitt Benckiser Group PLC	21,380	1,633,721
Personal Care Products - 1.2%
Unilever PLC	41,864	2,524,089
Tobacco - 0.7%
Imperial Brands PLC	36,210	1,439,129
TOTAL CONSUMER STAPLES		5,596,939

Financials - 2.7%
Banks - 1.0%
NatWest Group PLC	142,641	1,094,468
Standard Chartered PLC	50,783	1,040,518
		2,134,986
Capital Markets - 0.9%
3i Group PLC	19,167	1,108,033
IG Group Holdings PLC	46,449	679,841
		1,787,874
Insurance - 0.8%
Aviva PLC	99,084	870,394
Beazley PLC	60,078	734,475
		1,604,869
TOTAL FINANCIALS		5,527,729

Health Care - 0.1%
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	13,112	316,808
Industrials - 1.9%
Aerospace & Defense - 0.6%
BAE Systems PLC	43,682	1,073,797
Construction & Engineering - 0.3%
Balfour Beatty PLC	79,155	698,865
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	59,000	390,944
Smiths Group PLC	19,792	654,774
		1,045,718
Professional Services - 0.5%
RELX PLC	23,209	1,023,655
TOTAL INDUSTRIALS		3,842,035

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	11,777	548,680
Software - 0.2%
Sage Group PLC/The	31,275	472,337
TOTAL INFORMATION TECHNOLOGY		1,021,017

Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 1.1%
Drax Group PLC	243,902	2,312,051
Multi-Utilities - 1.3%
Centrica PLC	1,078,899	2,541,598
TOTAL UTILITIES		4,853,649

TOTAL UNITED KINGDOM		28,279,307
UNITED STATES - 4.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Shell PLC	10,059	376,326
Health Care - 2.5%
Health Care Equipment & Supplies - 0.1%
Alcon AG	3,398	253,130
Pharmaceuticals - 2.4%
GSK PLC	37,419	875,346
Haleon PLC	112,050	521,295
Novartis AG	10,117	1,251,093
Roche Holding AG	3,887	1,253,622
Sanofi SA	8,837	893,491
		4,794,847
TOTAL HEALTH CARE		5,047,977

Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections Inc	4,657	781,800
Materials - 1.8%
Construction Materials - 1.8%
Buzzi SpA	28,681	1,726,353
Holcim AG	22,916	2,036,534
		3,762,887
TOTAL UNITED STATES		9,968,990
TOTAL COMMON STOCKS (Cost $186,126,388)		202,919,377

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $29,959)	4.15	30,000	29,968

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $228,981)	4.18	228,935	228,981

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $186,385,328)	203,178,326
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,021,671
NET ASSETS - 100.0%	204,199,997

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	9	12/19/2025	1,263,195	10,035	10,035

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,618,942 or 1.8% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,965,739 or 1.5% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,968.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	217,770	12,378,559	12,367,348	17,114	-	-	228,981	228,935	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,870,082	6,870,082	749	-	-	-	-	0.0%
Total	217,770	19,248,641	19,237,430	17,863	-	-	228,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,249,752	17,249,752	-	-
Consumer Discretionary	10,157,242	10,157,242	-	-
Consumer Staples	23,677,412	23,677,412	-	-
Energy	1,441,491	1,441,491	-	-
Financials	44,084,925	44,084,925	-	-
Health Care	10,610,445	10,610,445	-	-
Industrials	29,619,827	29,619,827	-	-
Information Technology	8,329,578	8,329,578	-	-
Materials	26,510,047	26,510,047	-	-
Real Estate	13,037,508	13,037,508	-	-
Utilities	18,201,150	18,201,150	-	-

U.S. Treasury Obligations	29,968	-	29,968	-

Money Market Funds	228,981	228,981	-	-
Total Investments in Securities:	203,178,326	203,148,358	29,968	-
Derivative Instruments:

Assets
Futures Contracts	10,035	10,035	-	-
Total Assets	10,035	10,035	-	-
Total Derivative Instruments:	10,035	10,035	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,035	-
Total Equity Risk	10,035	-
Total Value of Derivatives	10,035	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $186,156,347)	$202,949,345
Fidelity Central Funds (cost $228,981)	228,981

Total Investment in Securities (cost $186,385,328)		$203,178,326
Segregated cash with brokers for derivative instruments		42,432
Foreign currency held at value (cost $185,986)		185,062
Receivable for fund shares sold		3,293,669
Dividends receivable		564,690
Reclaims receivable		228,200
Interest receivable		6
Distributions receivable from Fidelity Central Funds		1,315
Total assets		207,493,700
Liabilities
Payable for investments purchased	$3,260,341
Accrued management fee	29,897
Payable for daily variation margin on futures contracts	3,465
Total liabilities		3,293,703
Net Assets		$204,199,997
Net Assets consist of:
Paid in capital		$191,223,318
Total accumulated earnings (loss)		12,976,679
Net Assets		$204,199,997
Net Asset Value, offering price and redemption price per share ($204,199,997 ÷ 6,200,000 shares)		$32.94
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$4,662,344
Interest		2,334
Income from Fidelity Central Funds (including $749 from security lending)		17,863
Income before foreign taxes withheld		$4,682,541
Less foreign taxes withheld		(433,066)
Total income		4,249,475
Expenses
Management fee	$252,798
Independent trustees' fees and expenses	485
Interest	2,865
Total expenses before reductions	256,148
Expense reductions	(351)
Total expenses after reductions		255,797
Net Investment income (loss)		3,993,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(720,320)
Redemptions in-kind	10,859,275
Foreign currency transactions	10,437
Futures contracts	35,292
Total net realized gain (loss)		10,184,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,844,825
Assets and liabilities in foreign currencies	(6,500)
Futures contracts	33,373
Total change in net unrealized appreciation (depreciation)		11,871,698
Net gain (loss)		22,056,382
Net increase (decrease) in net assets resulting from operations		$26,050,060
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,993,678	$1,899,903
Net realized gain (loss)	10,184,684	1,938,635
Change in net unrealized appreciation (depreciation)	11,871,698	5,945,138
Net increase (decrease) in net assets resulting from operations	26,050,060	9,783,676
Distributions to shareholders	(4,072,600)	(1,945,700)

Share transactions
Proceeds from sales of shares	143,189,121	65,184,991
Cost of shares redeemed	(48,134,144)	(16,741,609)

Net increase (decrease) in net assets resulting from share transactions	95,054,977	48,443,382
Total increase (decrease) in net assets	117,032,437	56,281,358

Net Assets
Beginning of period	87,167,560	30,886,202
End of period	$204,199,997	$87,167,560

Other Information
Shares
Sold	4,600,000	2,400,000
Redeemed	(1,500,000)	(600,000)
Net increase (decrease)	3,100,000	1,800,000

Financial Highlights
Fidelity® International Multifactor ETF

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.12	$23.76	$22.07	$29.41	$24.01
Income from Investment Operations
Net investment income (loss) A,B	.87	.80	.70	.65	.65
Net realized and unrealized gain (loss)	4.82	4.37 C	1.67	(7.12)	5.34
Total from investment operations	5.69	5.17	2.37	(6.47)	5.99
Distributions from net investment income	(.87)	(.81)	(.68)	(.87)	(.59)
Total distributions	(.87)	(.81)	(.68)	(.87)	(.59)
Net asset value, end of period	$32.94	$28.12	$23.76	$22.07	$29.41
Total Return D,E	20.49%	21.88% C	10.58%	(22.36)%	25.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18%	.20%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	2.82%	2.92%	2.78%	2.51%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$204,200	$87,168	$30,886	$13,243	$17,648
Portfolio turnover rate H,I	66%	55%	60%	61%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.03 per share. Excluding this reimbursement, the total return would have been 21.76%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 5.5%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Wesfarmers Ltd	47,403	2,606,719
Financials - 2.1%
Capital Markets - 1.2%
Macquarie Group Ltd	24,599	3,519,632
Insurance - 0.9%
QBE Insurance Group Ltd	208,534	2,708,493
TOTAL FINANCIALS		6,228,125

Materials - 2.5%
Metals & Mining - 2.5%
BHP Group Ltd	115,545	3,286,625
Rio Tinto PLC	52,915	3,813,998
		7,100,623
TOTAL AUSTRALIA		15,935,467
AUSTRIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Raiffeisen Bank International AG	58,920	2,199,297
CANADA - 10.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc Class B	34,144	1,337,590
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd	82,995	2,657,807
Suncor Energy Inc	61,114	2,436,011
		5,093,818
Financials - 4.1%
Banks - 2.5%
Bank of Nova Scotia/The	49,021	3,218,386
Toronto Dominion Bank	46,800	3,846,475
		7,064,861
Insurance - 1.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,319	2,143,583
Manulife Financial Corp	81,758	2,648,536
		4,792,119
TOTAL FINANCIALS		11,856,980

Information Technology - 1.2%
IT Services - 1.2%
CGI Inc Class A	41,227	3,591,455
Materials - 2.1%
Metals & Mining - 2.1%
Barrick Mining Corp	188,093	6,180,496
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	905	144,202
Utilities - 0.4%
Electric Utilities - 0.4%
Fortis Inc/Canada	21,632	1,088,432
TOTAL CANADA		29,292,973
CHINA - 1.8%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Prosus NV Class N	46,305	3,202,973
Consumer Staples - 0.7%
Food Products - 0.7%
Wilmar International Ltd	851,400	2,047,625
TOTAL CHINA		5,250,598
DENMARK - 2.1%
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	70,170	3,426,855
Industrials - 0.9%
Electrical Equipment - 0.9%
Vestas Wind Systems A/S	125,627	2,562,231
TOTAL DENMARK		5,989,086
FINLAND - 1.1%
Information Technology - 1.1%
Communications Equipment - 1.1%
Nokia Oyj	475,597	3,218,949
FRANCE - 9.7%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	6,302	4,452,274
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Carrefour SA	121,228	1,825,973
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	41,186	2,564,615
Financials - 2.2%
Banks - 2.2%
BNP Paribas SA	30,438	2,355,921
Credit Agricole SA	102,488	1,850,081
Societe Generale SA Series A	34,719	2,198,387
		6,404,389
Industrials - 2.4%
Construction & Engineering - 1.8%
Eiffage SA	17,826	2,195,328
Vinci SA	22,550	3,016,554
		5,211,882
Professional Services - 0.6%
Teleperformance SE	23,966	1,713,910
TOTAL INDUSTRIALS		6,925,792

Information Technology - 0.7%
IT Services - 0.7%
Capgemini SE	13,207	2,035,010
Real Estate - 0.6%
Retail REITs - 0.6%
Klepierre SA	46,336	1,772,360
Utilities - 0.8%
Multi-Utilities - 0.8%
Engie SA	99,684	2,335,622
TOTAL FRANCE		28,316,035
GERMANY - 6.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Deutsche Telekom AG	91,298	2,833,565
Consumer Discretionary - 1.4%
Automobiles - 0.9%
Mercedes-Benz Group AG	38,651	2,507,583
Hotels, Restaurants & Leisure - 0.5%
TUI AG (b)	195,893	1,669,068
TOTAL CONSUMER DISCRETIONARY		4,176,651

Financials - 1.2%
Insurance - 1.2%
Allianz SE	8,889	3,572,422
Health Care - 1.3%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG	32,678	1,756,101
Pharmaceuticals - 0.7%
Bayer AG	61,122	1,901,242
TOTAL HEALTH CARE		3,657,343

Industrials - 2.0%
Industrial Conglomerates - 1.5%
Siemens AG	15,426	4,371,942
Machinery - 0.5%
Daimler Truck Holding AG	39,181	1,569,680
TOTAL INDUSTRIALS		5,941,622

TOTAL GERMANY		20,181,603
HONG KONG - 1.3%
Financials - 0.9%
Insurance - 0.9%
AIA Group Ltd	280,400	2,722,033
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sun Hung Kai Properties Ltd	88,000	1,069,401
TOTAL HONG KONG		3,791,434
ISRAEL - 0.5%
Information Technology - 0.5%
Software - 0.5%
Nice Ltd (b)	11,579	1,571,288
ITALY - 2.5%
Financials - 1.5%
Banks - 1.5%
Banca Monte dei Paschi di Siena SpA	175,923	1,539,934
UniCredit SpA	37,690	2,785,420
		4,325,354
Utilities - 1.0%
Electric Utilities - 1.0%
Enel SpA	292,658	2,963,057
TOTAL ITALY		7,288,411
JAPAN - 22.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
NTT Inc	2,074,700	2,133,215
Wireless Telecommunication Services - 0.8%
KDDI Corp	139,700	2,232,135
TOTAL COMMUNICATION SERVICES		4,365,350

Consumer Discretionary - 4.1%
Automobiles - 2.2%
Subaru Corp	80,300	1,711,238
Toyota Motor Corp	224,700	4,576,993
		6,288,231
Household Durables - 1.9%
Panasonic Holdings Corp	169,000	1,972,974
Sony Group Corp	129,800	3,649,954
		5,622,928
TOTAL CONSUMER DISCRETIONARY		11,911,159

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Seven & i Holdings Co Ltd	220,300	2,811,397
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	76,900	1,418,149
Financials - 3.3%
Capital Markets - 1.2%
SBI Holdings Inc	77,500	3,478,206
Financial Services - 0.0%
Sony Financial Group Inc (b)	129,500	130,631
Insurance - 2.1%
Japan Post Holdings Co Ltd	321,400	3,017,787
Ms&Ad Insurance Group Holdings Inc	145,700	3,013,210
		6,030,997
TOTAL FINANCIALS		9,639,834

Health Care - 1.3%
Pharmaceuticals - 1.3%
Shionogi & Co Ltd	219,200	3,671,001
Industrials - 5.9%
Machinery - 0.8%
Komatsu Ltd	69,400	2,327,223
Trading Companies & Distributors - 5.1%
ITOCHU Corp	53,000	3,072,559
Marubeni Corp	110,400	2,723,183
Mitsubishi Corp	142,800	3,440,808
Mitsui & Co Ltd	126,000	3,109,617
Sumitomo Corp	87,300	2,542,130
		14,888,297
TOTAL INDUSTRIALS		17,215,520

Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Renesas Electronics Corp	178,100	2,209,270
SCREEN Holdings Co Ltd	26,000	2,478,401
Tokyo Electron Ltd	16,600	3,683,022
		8,370,693
Materials - 0.9%
Metals & Mining - 0.9%
Nippon Steel Corp	633,800	2,617,811
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Daiwa House Industry Co Ltd	57,500	1,953,182
Utilities - 0.7%
Electric Utilities - 0.7%
Kansai Electric Power Co Inc/The	130,200	2,034,705
TOTAL JAPAN		66,008,801
LUXEMBOURG - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
ArcelorMittal SA	81,131	3,105,149
MEXICO - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Fresnillo PLC	130,850	3,820,002
NETHERLANDS - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	7,198	7,627,512
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	40,670	972,836
SINGAPORE - 0.6%
Financials - 0.6%
Banks - 0.6%
United Overseas Bank Ltd	69,200	1,843,455
SPAIN - 2.5%
Financials - 2.5%
Banks - 2.5%
Banco Bilbao Vizcaya Argentaria SA	169,579	3,412,519
Banco Santander SA	377,423	3,844,797

TOTAL SPAIN		7,257,316
SWEDEN - 3.0%
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	74,216	2,039,816
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	95,611	3,158,160
Industrials - 1.2%
Machinery - 1.2%
Volvo AB B Shares	123,101	3,397,678
TOTAL SWEDEN		8,595,654
SWITZERLAND - 2.7%
Financials - 1.6%
Capital Markets - 0.8%
UBS Group AG	63,539	2,432,331
Insurance - 0.8%
Zurich Insurance Group AG	3,190	2,221,376
TOTAL FINANCIALS		4,653,707

Industrials - 1.1%
Electrical Equipment - 1.1%
ABB Ltd	42,146	3,132,271
TOTAL SWITZERLAND		7,785,978
UNITED KINGDOM - 10.3%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	1,881,088	2,277,210
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	59,727	1,978,287
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.1%
J Sainsbury PLC	697,682	3,131,275
Food Products - 1.0%
Associated British Foods PLC	97,311	2,934,204
TOTAL CONSUMER STAPLES		6,065,479

Financials - 3.2%
Banks - 2.6%
Barclays PLC	494,908	2,646,456
HSBC Holdings PLC	343,327	4,796,788
		7,443,244
Insurance - 0.6%
Aviva PLC	221,434	1,945,165
TOTAL FINANCIALS		9,388,409

Industrials - 2.8%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	303,000	2,007,732
Passenger Airlines - 2.1%
easyJet PLC	453,444	2,886,445
International Consolidated Airlines Group SA	606,852	3,331,969
		6,218,414
TOTAL INDUSTRIALS		8,226,146

Utilities - 0.7%
Multi-Utilities - 0.7%
Centrica PLC	868,755	2,046,555
TOTAL UNITED KINGDOM		29,982,086
UNITED STATES - 10.0%
Consumer Staples - 1.7%
Food Products - 1.7%
Nestle SA	50,187	4,806,449
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Shell PLC	95,178	3,560,788
Health Care - 5.2%
Biotechnology - 0.4%
CSL Ltd	10,736	1,254,556
Health Care Equipment & Supplies - 0.3%
Alcon AG	12,090	900,631
Pharmaceuticals - 4.5%
GSK PLC	131,828	3,083,866
Novartis AG	27,675	3,422,357
Roche Holding AG	10,584	3,413,513
Sanofi SA	30,005	3,033,743
		12,953,479
TOTAL HEALTH CARE		15,108,666

Industrials - 2.0%
Commercial Services & Supplies - 1.2%
Waste Connections Inc	20,342	3,414,941
Marine Transportation - 0.8%
AP Moller - Maersk A/S Series B	1,133	2,338,836
TOTAL INDUSTRIALS		5,753,777

TOTAL UNITED STATES		29,229,680
TOTAL COMMON STOCKS (Cost $261,903,013)		289,263,610

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (d) (Cost $36,949)	4.15	37,000	36,960

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $144,969)	4.18	144,940	144,969

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $262,084,931)	289,445,539
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,523,204
NET ASSETS - 100.0%	290,968,743

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11	12/19/2025	1,543,905	13,464	13,464

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,960.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,948	11,284,623	11,159,591	8,353	(11)	-	144,969	144,940	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,414,782	6,414,782	1,937	-	-	-	-	0.0%
Total	19,948	17,699,405	17,574,373	10,290	(11)	-	144,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	10,813,715	10,813,715	-	-
Consumer Discretionary	28,328,063	28,328,063	-	-
Consumer Staples	19,596,739	19,596,739	-	-
Energy	13,610,206	13,610,206	-	-
Financials	73,249,481	73,249,481	-	-
Health Care	25,863,865	25,863,865	-	-
Industrials	53,155,037	53,155,037	-	-
Information Technology	26,414,907	26,414,907	-	-
Materials	22,824,081	22,824,081	-	-
Real Estate	4,939,145	4,939,145	-	-
Utilities	10,468,371	10,468,371	-	-

U.S. Treasury Obligations	36,960	-	36,960	-

Money Market Funds	144,969	144,969	-	-
Total Investments in Securities:	289,445,539	289,408,579	36,960	-
Derivative Instruments:

Assets
Futures Contracts	13,464	13,464	-	-
Total Assets	13,464	13,464	-	-
Total Derivative Instruments:	13,464	13,464	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,464	-
Total Equity Risk	13,464	-
Total Value of Derivatives	13,464	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Value Factor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $261,939,962)	$289,300,570
Fidelity Central Funds (cost $144,969)	144,969

Total Investment in Securities (cost $262,084,931)		$289,445,539
Segregated cash with brokers for derivative instruments		27,052
Cash		3
Foreign currency held at value (cost $181,234)		180,257
Receivable for investments sold		185
Receivable for fund shares sold		6,325,528
Dividends receivable		777,671
Reclaims receivable		572,308
Interest receivable		134
Distributions receivable from Fidelity Central Funds		926
Total assets		297,329,603
Liabilities
Payable for investments purchased	$6,314,626
Accrued management fee	41,999
Payable for daily variation margin on futures contracts	4,235
Total liabilities		6,360,860
Net Assets		$290,968,743
Net Assets consist of:
Paid in capital		$265,844,441
Total accumulated earnings (loss)		25,124,302
Net Assets		$290,968,743
Net Asset Value, offering price and redemption price per share ($290,968,743 ÷ 9,200,000 shares)		$31.63
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$7,935,354
Interest		1,571
Income from Fidelity Central Funds (including $1,937 from security lending)		10,290
Income before foreign taxes withheld		$7,947,215
Less foreign taxes withheld		(546,341)
Total income		7,400,874
Expenses
Management fee	$392,412
Independent trustees' fees and expenses	797
Interest	3,823
Total expenses before reductions	397,032
Expense reductions	(297)
Total expenses after reductions		396,735
Net Investment income (loss)		7,004,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,609,926
Redemptions in-kind	24,046,141
Fidelity Central Funds	(11)
Foreign currency transactions	9,929
Futures contracts	172,505
Total net realized gain (loss)		26,838,490
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,289,342
Assets and liabilities in foreign currencies	20,504
Futures contracts	56,110
Total change in net unrealized appreciation (depreciation)		22,365,956
Net gain (loss)		49,204,446
Net increase (decrease) in net assets resulting from operations		$56,208,585
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,004,139	$4,483,215
Net realized gain (loss)	26,838,490	5,343,510
Change in net unrealized appreciation (depreciation)	22,365,956	8,084,457
Net increase (decrease) in net assets resulting from operations	56,208,585	17,911,182
Distributions to shareholders	(7,058,000)	(4,690,900)

Share transactions
Proceeds from sales of shares	201,246,283	98,975,785
Cost of shares redeemed	(125,911,101)	(19,480,689)

Net increase (decrease) in net assets resulting from share transactions	75,335,182	79,495,096
Total increase (decrease) in net assets	124,485,767	92,715,378

Net Assets
Beginning of period	166,482,976	73,767,598
End of period	$290,968,743	$166,482,976

Other Information
Shares
Sold	7,200,000	4,000,000
Redeemed	(4,600,000)	(800,000)
Net increase (decrease)	2,600,000	3,200,000

Financial Highlights
Fidelity® International Value Factor ETF

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.22	$21.70	$18.94	$24.38	$17.82
Income from Investment Operations
Net investment income (loss) A,B	.90	.88	.79	.83	.79
Net realized and unrealized gain (loss)	6.40	3.54	2.78	(5.32)	6.54
Total from investment operations	7.30	4.42	3.57	(4.49)	7.33
Distributions from net investment income	(.89)	(.90)	(.81)	(.95)	(.77)
Total distributions	(.89)	(.90)	(.81)	(.95)	(.77)
Net asset value, end of period	$31.63	$25.22	$21.70	$18.94	$24.38
Total Return C,D	29.41%	20.51%	18.72%	(18.82)%	41.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.18%	.19%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	3.20%	3.52%	3.52%	3.79%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$290,969	$166,483	$73,768	$37,883	$41,449
Portfolio turnover rate G,H	61%	71%	81%	69%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Fidelity Emerging Markets Multifactor ETF did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Multifactor ETF	229,204,996	40,087,082	(8,342,549)	31,744,533
Fidelity International High Dividend ETF	160,003,186	24,802,416	(4,433,760)	20,368,656
Fidelity International Multifactor ETF	187,854,310	21,711,697	(6,387,681)	15,324,016
Fidelity International Value Factor ETF	262,506,321	37,363,656	(10,424,438)	26,939,218

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Multifactor ETF	721,336	(1,428,799)	31,731,972
Fidelity International High Dividend ETF	1,061,464	(12,061,329)	20,447,320
Fidelity International Multifactor ETF	1,206,785	(3,565,262)	15,335,155
Fidelity International Value Factor ETF	538,960	(2,400,166)	26,985,508

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Multifactor ETF	(893,236)	(535,563)	(1,428,799)
Fidelity International High Dividend ETF	(6,307,920)	(5,753,409)	(12,061,329)
Fidelity International Multifactor ETF	(2,793,001)	(772,261)	(3,565,262)
Fidelity International Value Factor ETF	-	(2,400,166)	(2,400,166)

The tax character of distributions paid was as follows:

October 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Multifactor ETF	6,716,600	6,716,600
Fidelity International High Dividend ETF	6,151,200	6,151,200
Fidelity International Multifactor ETF	4,072,600	4,072,600
Fidelity International Value Factor ETF	7,058,000	7,058,000

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Multifactor ETF	2,073,600	2,073,600
Fidelity International High Dividend ETF	5,072,600	5,072,600
Fidelity International Multifactor ETF	1,945,700	1,945,700
Fidelity International Value Factor ETF	4,690,900	4,690,900

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	251,544,643	125,042,097
Fidelity International High Dividend ETF	71,750,393	70,215,686
Fidelity International Multifactor ETF	101,882,442	85,484,779
Fidelity International Value Factor ETF	138,148,407	123,797,169

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	8,912,937	22,871,542
Fidelity International High Dividend ETF	60,769,159	1,920,587
Fidelity International Multifactor ETF	126,198,848	48,172,857
Fidelity International Value Factor ETF	184,476,679	123,950,278
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	Borrower	2,748,800	4.57%	3,493
Fidelity International Multifactor ETF	Borrower	5,623,750	4.58%	2,865
Fidelity International Value Factor ETF	Borrower	7,505,000	4.58%	3,823

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Multifactor ETF	1,341	-	-
Fidelity International High Dividend ETF	1,212	-	-
Fidelity International Multifactor ETF	78	-	-
Fidelity International Value Factor ETF	207	-	-

8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	175,500	4.83%	47
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Multifactor ETF	388
Fidelity International High Dividend ETF	333
Fidelity International Multifactor ETF	351
Fidelity International Value Factor ETF	297
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Emerging Markets Multifactor ETF
December 2024 March 2025 June 2025 September 2025	22.11% 47.62% 47.62% 47.62%
Fidelity International High Dividend ETF
December 2024 March 2025 June 2025 September 2025	49.81% 100% 100% 100%
Fidelity International Multifactor ETF
December 2024 March 2025 June 2025 September 2025	52.60% 100% 100% 100%
Fidelity International Value Factor ETF
December 2024 March 2025 June 2025 September 2025	49.75% 100% 100% 100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Multifactor ETF	$32,860
Fidelity International Multifactor ETF	$21,398

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF	03/20/24 06/25/24 09/24/24 12/24/24	$0.1463 $0.4366 $0.2963 $0.3787	$0.0280 $0.0836 $0.0567 $0.0725
Fidelity International High Dividend ETF	03/20/24 06/25/24 09/24/24 12/24/24	$0.2542 $0.4909 $0.2345 $0.2367	$0.0221 $0.0426 $0.0203 $0.0205
Fidelity International Multifactor ETF	03/20/24 06/22/24 09/24/24 12/24/24	$0.2325 $0.2963 $0.2109 $0.1460	$0.0187 $0.0239 $0.0170 $0.0118
Fidelity International Value Factor ETF	03/20/24 06/25/24 09/24/24 12/24/24	$0.2541 $0.3187 $0.2262 $0.1195	$0.0193 $0.0242 $0.0172 $0.0091

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for each fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons for each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9885304.107
IHD-IVE-ANN-1225
Fidelity® Fundamental Developed International ETF
Fidelity® Fundamental Emerging Markets ETF
Fidelity® Fundamental Global ex-U.S. ETF

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Fundamental Developed International ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRALIA - 1.1%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd	3,426	142,007
Materials - 0.2%
Metals & Mining - 0.2%
IperionX Ltd (b)	6,201	27,590
TOTAL AUSTRALIA		169,597
BELGIUM - 2.2%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	1,776	213,411
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	465	119,256
TOTAL BELGIUM		332,667
CANADA - 3.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp	471	48,136
Canadian Natural Resources Ltd	2,376	76,012
Imperial Oil Ltd	1,270	112,327
		236,475
Information Technology - 1.8%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	570	99,100
Software - 1.2%
Constellation Software Inc/Canada	68	178,955
TOTAL INFORMATION TECHNOLOGY		278,055

Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp	182	33,997
TOTAL CANADA		548,527
CHINA - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	1,824	125,999
DENMARK - 1.4%
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	1,000	212,226
FINLAND - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	896	19,973
FRANCE - 10.2%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	69	170,916
LVMH Moet Hennessy Louis Vuitton SE	41	28,927
		199,843
Consumer Staples - 1.1%
Food Products - 1.1%
Danone SA	1,818	160,684
Financials - 1.0%
Insurance - 1.0%
AXA SA	3,627	157,318
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	589	215,418
Industrials - 3.2%
Aerospace & Defense - 3.2%
Safran SA	1,108	393,231
Thales SA	281	79,970
		473,201
Materials - 2.2%
Chemicals - 2.2%
Air Liquide SA	1,758	340,266
TOTAL FRANCE		1,546,730
GERMANY - 12.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	5,210	161,483
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	611	21,438
Financials - 4.9%
Capital Markets - 1.7%
Deutsche Boerse AG	1,031	260,850
Insurance - 3.2%
Allianz SE	274	109,971
Hannover Rueck SE	646	184,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	282	174,355
		468,543
TOTAL FINANCIALS		729,393

Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	2,628	151,519
Industrials - 1.2%
Aerospace & Defense - 1.2%
MTU Aero Engines AG	117	50,991
Rheinmetall AG	69	135,325
		186,316
Information Technology - 2.8%
Software - 2.8%
SAP SE	1,597	413,164
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	671	157,083
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,107	33,239
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	376	18,488
TOTAL GERMANY		1,872,123
IRELAND - 0.8%
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	1,711	127,995
ISRAEL - 0.5%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,114	43,014
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	615	26,990
TOTAL ISRAEL		70,004
ITALY - 3.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	1,631	40,194
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	600	27,225
Financials - 2.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	3,216	73,434
UniCredit SpA	4,142	305,697
		379,131
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	1,522	90,348
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	156	16,151
TOTAL ITALY		553,049
JAPAN - 20.1%
Communication Services - 1.9%
Entertainment - 1.9%
Capcom Co Ltd	2,475	64,786
Nintendo Co Ltd	2,704	228,886
		293,672
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Sony Group Corp	2,326	65,383
Consumer Staples - 0.9%
Food Products - 0.9%
Ajinomoto Co Inc	4,959	140,716
Financials - 3.0%
Banks - 1.5%
Mitsubishi UFJ Financial Group Inc	2,382	36,013
Sumitomo Mitsui Financial Group Inc	7,328	197,953
		233,966
Financial Services - 0.1%
ORIX Corp	369	9,003
Insurance - 1.4%
Tokio Marine Holdings Inc	5,446	204,327
TOTAL FINANCIALS		447,296

Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	1,265	205,908
Industrials - 7.2%
Industrial Conglomerates - 3.0%
Hitachi Ltd	13,123	452,847
Machinery - 2.3%
Ebara Corp	1,565	41,950
Mitsubishi Heavy Industries Ltd	9,976	301,203
		343,153
Professional Services - 0.5%
BayCurrent Inc	1,182	54,188
Recruit Holdings Co Ltd	460	23,007
		77,195
Trading Companies & Distributors - 1.4%
ITOCHU Corp	3,625	210,076
TOTAL INDUSTRIALS		1,083,271

Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.6%
Ibiden Co Ltd	987	93,602
IT Services - 0.5%
Fujitsu Ltd	2,732	71,460
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	1,917	287,780
Renesas Electronics Corp	3,431	42,545
		330,325
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	6,594	153,180
TOTAL INFORMATION TECHNOLOGY		648,567

Materials - 1.0%
Chemicals - 1.0%
Shin-Etsu Chemical Co Ltd	4,850	146,498
TOTAL JAPAN		3,031,311
NETHERLANDS - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	213	137,979
ASML Holding NV	218	230,698
BE Semiconductor Industries NV	620	105,481

TOTAL NETHERLANDS		474,158
SINGAPORE - 1.4%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Sea Ltd Class A ADR (b)	965	150,781
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	2,344	62,436
TOTAL SINGAPORE		213,217
SPAIN - 4.5%
Financials - 4.0%
Banks - 4.0%
Banco Santander SA	29,114	296,185
CaixaBank SA	27,925	294,904
		591,089
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	4,071	82,423
TOTAL SPAIN		673,512
SWEDEN - 3.3%
Financials - 1.6%
Financial Services - 1.6%
Investor AB B Shares	7,305	241,097
Industrials - 1.2%
Machinery - 1.2%
Atlas Copco AB A Shares	3,941	66,435
Indutrade AB	4,267	114,083
		180,518
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	6,635	81,399
TOTAL SWEDEN		503,014
SWITZERLAND - 3.3%
Financials - 3.3%
Capital Markets - 1.8%
UBS Group AG	7,263	277,343
Insurance - 1.5%
Zurich Insurance Group AG	324	225,059
TOTAL SWITZERLAND		502,402
UNITED KINGDOM - 17.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Zegona Communications plc (b)	5,620	90,811
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.3%
Compass Group PLC	7,807	258,556
InterContinental Hotels Group PLC	685	82,717
		341,273
Leisure Products - 0.5%
Games Workshop Group PLC	365	76,384
TOTAL CONSUMER DISCRETIONARY		417,657

Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC ADR	1,906	97,568
Imperial Brands PLC	2,723	108,211
		205,779
Financials - 4.9%
Banks - 1.8%
Lloyds Banking Group PLC	87,417	102,299
NatWest Group PLC	21,697	166,460
		268,759
Capital Markets - 3.1%
3i Group PLC	4,418	255,373
London Stock Exchange Group PLC	1,712	213,345
		468,718
TOTAL FINANCIALS		737,477

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (c)(d)	18,303	58,716
Industrials - 6.2%
Aerospace & Defense - 3.7%
BAE Systems PLC	11,413	280,524
Rolls-Royce Holdings PLC	18,407	282,195
		562,719
Professional Services - 1.7%
RELX PLC	5,853	258,123
Trading Companies & Distributors - 0.8%
Diploma PLC	1,613	118,876
TOTAL INDUSTRIALS		939,718

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Halma PLC	3,074	143,199
TOTAL UNITED KINGDOM		2,593,357
UNITED STATES - 9.1%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (b)	194	127,132
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Shell PLC	6,930	259,235
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Alcon AG	1,357	100,837
Industrials - 4.0%
Electrical Equipment - 2.7%
Schneider Electric SE	1,412	400,538
Professional Services - 1.3%
Experian PLC	4,305	200,600
TOTAL INDUSTRIALS		601,138

Materials - 1.9%
Construction Materials - 1.9%
Amrize Ltd	2,076	107,005
Holcim AG	2,058	182,439
		289,444
TOTAL UNITED STATES		1,377,786
TOTAL COMMON STOCKS (Cost $12,382,363)		14,947,647

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/26/2025	3.93	50,000	49,712
US Treasury Bills 0% 12/4/2025	4.06	20,000	19,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,629)			69,645

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $80,895)	4.18	80,879	80,895

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $12,532,887)	15,098,187
NET OTHER ASSETS (LIABILITIES) - 0.2%	36,027
NET ASSETS - 100.0%	15,134,214

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $58,716 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,716 or 0.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	16,107,754	16,026,859	5,611	-	-	80,895	80,879	0.0%
Total	-	16,107,754	16,026,859	5,611	-	-	80,895

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	673,098	673,098	-	-
Consumer Discretionary	1,163,302	1,163,302	-	-
Consumer Staples	534,404	534,404	-	-
Energy	495,710	495,710	-	-
Financials	4,104,064	4,104,064	-	-
Health Care	942,002	942,002	-	-
Industrials	3,820,534	3,820,534	-	-
Information Technology	2,065,532	2,065,532	-	-
Materials	994,878	994,878	-	-
Real Estate	33,239	33,239	-	-
Utilities	120,884	120,884	-	-

U.S. Treasury Obligations	69,645	-	69,645	-

Money Market Funds	80,895	80,895	-	-
Total Investments in Securities:	15,098,187	15,028,542	69,645	-
Fidelity® Fundamental Developed International ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,451,992)	$15,017,292
Fidelity Central Funds (cost $80,895)	80,895

Total Investment in Securities (cost $12,532,887)		$15,098,187
Cash		591
Dividends receivable		25,701
Reclaims receivable		16,380
Distributions receivable from Fidelity Central Funds		273
Total assets		15,141,132
Liabilities
Accrued management fee	$6,918
Total liabilities		6,918
Net Assets		$15,134,214
Net Assets consist of:
Paid in capital		$12,784,798
Total accumulated earnings (loss)		2,349,416
Net Assets		$15,134,214
Net Asset Value, offering price and redemption price per share ($15,134,214 ÷ 500,000 shares)		$30.27
Statement of Operations
For the period November 19, 2024 (commencement of operations) through October 31, 2025
Investment Income
Dividends		$264,536
Non-Cash dividends		40,730
Foreign Tax Reclaims		16,199
Interest		1,785
Income from Fidelity Central Funds		5,611
Income before foreign taxes withheld		$328,861
Less foreign taxes withheld		(39,765)
Total income		289,096
Expenses
Management fee	$67,328
Independent trustees' fees and expenses	39
Total expenses before reductions	67,367
Expense reductions	(166)
Total expenses after reductions		67,201
Net Investment income (loss)		221,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(142,646)
Redemptions in-kind	147,819
Foreign currency transactions	(10,533)
Futures contracts	(67,351)
Total net realized gain (loss)		(72,711)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,565,300
Assets and liabilities in foreign currencies	(133)
Total change in net unrealized appreciation (depreciation)		2,565,167
Net gain (loss)		2,492,456
Net increase (decrease) in net assets resulting from operations		$2,714,351
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$221,895
Net realized gain (loss)	(72,711)
Change in net unrealized appreciation (depreciation)	2,565,167
Net increase (decrease) in net assets resulting from operations	2,714,351
Distributions to shareholders	(217,700)

Share transactions
Proceeds from sales of shares	18,554,125
Cost of shares redeemed	(5,916,562)

Net increase (decrease) in net assets resulting from share transactions	12,637,563
Total increase (decrease) in net assets	15,134,214

Net Assets
Beginning of period	-
End of period	$15,134,214

Other Information
Shares
Sold	700,000
Redeemed	(200,000)
Net increase (decrease)	500,000

Financial Highlights
Fidelity® Fundamental Developed International ETF

Years ended October 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.48
Net realized and unrealized gain (loss)	5.25
Total from investment operations	5.73
Distributions from net investment income	(.46)
Total distributions	(.46)
Net asset value, end of period	$30.27
Total Return D,E,F	23.13%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I
Expenses net of fee waivers, if any	.55 % I
Expenses net of all reductions, if any	.55% I
Net investment income (loss)	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,134
Portfolio turnover rate J	41 % I,K

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Fundamental Emerging Markets ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 4.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	10	23,273
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
PRIO SA/Brazil (b)	11,535	77,251
Financials - 1.8%
Banks - 1.6%
Itau Unibanco Holding SA	23,175	169,894
NU Holdings Ltd/Cayman Islands Class A (b)	2,439	39,292
		209,186
Capital Markets - 0.2%
Banco BTG Pactual SA unit	3,236	29,365
TOTAL FINANCIALS		238,551

Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	7,238	53,061
Materials - 0.9%
Metals & Mining - 0.9%
Gerdau SA ADR	2,995	10,453
Vale SA	9,031	109,548
		120,001
Utilities - 0.7%
Electric Utilities - 0.7%
Centrais Eletricas Brasileiras SA ADR	654	6,769
Equatorial Energia SA	12,798	87,184
		93,953
TOTAL BRAZIL		606,090
CHINA - 29.9%
Communication Services - 8.5%
Entertainment - 0.7%
Tencent Music Entertainment Group Class A ADR	4,183	93,364
Interactive Media & Services - 7.8%
Tencent Holdings Ltd	12,697	1,027,780
TOTAL COMMUNICATION SERVICES		1,121,144

Consumer Discretionary - 9.1%
Automobile Components - 0.2%
Hesai Group ADR (b)	1,345	31,916
Automobiles - 1.0%
BYD Co Ltd H Shares	10,489	135,794
Broadline Retail - 6.0%
Alibaba Group Holding Ltd	23,051	489,762
PDD Holdings Inc Class A ADR (b)	2,264	305,346
		795,108
Diversified Consumer Services - 0.3%
TAL Education Group Class A ADR (b)	2,753	33,752
Hotels, Restaurants & Leisure - 0.8%
Meituan B Shares (b)(c)(d)	1,235	16,211
Trip.com Group Ltd	1,210	84,632
		100,843
Household Durables - 0.8%
Haier Smart Home Co Ltd H Shares	31,955	103,795
TOTAL CONSUMER DISCRETIONARY		1,201,208

Consumer Staples - 1.0%
Beverages - 1.0%
Eastroc Beverage Group Co Ltd A Shares (China)	1,182	46,500
Kweichow Moutai Co Ltd A Shares (China)	438	88,002
		134,502
Financials - 3.6%
Banks - 1.4%
China Construction Bank Corp H Shares	187,363	185,662
Insurance - 2.2%
China Life Insurance Co Ltd H Shares	62,820	198,229
Ping An Insurance Group Co of China Ltd H Shares	13,581	98,136
		296,365
TOTAL FINANCIALS		482,027

Health Care - 1.8%
Biotechnology - 0.1%
Zai Lab Ltd (b)	3,055	7,902
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (c)(d)	7,461	104,274
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	27,232	124,901
TOTAL HEALTH CARE		237,077

Industrials - 3.9%
Electrical Equipment - 1.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,445	133,552
Sieyuan Electric Co Ltd A Shares (China)	6,100	112,574
		246,126
Ground Transportation - 0.7%
Full Truck Alliance Co Ltd ADR	6,824	88,712
Machinery - 1.3%
Airtac International Group	2,407	71,245
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,870	106,793
		178,038
TOTAL INDUSTRIALS		512,876

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.8%
Luxshare Precision Industry Co Ltd A Shares (China)	11,474	101,563
Semiconductors & Semiconductor Equipment - 0.2%
NAURA Technology Group Co Ltd A Shares (China)	400	22,876
Software - 0.4%
Pony AI Inc ADR (b)	2,563	47,877
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (b)(c)(d)	3,707	20,609
TOTAL INFORMATION TECHNOLOGY		192,925

Materials - 0.5%
Metals & Mining - 0.5%
MMG Ltd (b)	17,893	15,911
Zijin Mining Group Co Ltd H Shares	15,464	64,161
		80,072
TOTAL CHINA		3,961,831
GREECE - 1.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	457	9,455
Financials - 1.5%
Banks - 1.5%
Alpha Bank SA	18,634	73,027
National Bank of Greece SA	8,960	131,627
		204,654
TOTAL GREECE		214,109
HUNGARY - 1.5%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	2,042	194,767
INDIA - 12.5%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	4,667	108,020
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Eternal Ltd (b)	34,283	122,722
MakeMyTrip Ltd (b)	706	56,480
		179,202
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Reliance Industries Ltd GDR (c)	3,768	249,818
Financials - 4.6%
Banks - 3.6%
HDFC Bank Ltd/Gandhinagar ADR	7,874	285,197
ICICI Bank Ltd ADR	6,472	196,102
		481,299
Consumer Finance - 0.8%
Bajaj Finance Ltd	8,876	104,274
Insurance - 0.2%
HDFC Life Insurance Co Ltd (c)(d)	3,584	29,549
TOTAL FINANCIALS		615,122

Health Care - 0.5%
Health Care Providers & Services - 0.5%
Max Healthcare Institute Ltd	5,367	69,399
Industrials - 2.5%
Aerospace & Defense - 0.6%
Hindustan Aeronautics Ltd (d)	1,602	84,459
Construction & Engineering - 1.9%
Larsen & Toubro Ltd GDR (d)	5,527	248,992
TOTAL INDUSTRIALS		333,451

Materials - 0.5%
Construction Materials - 0.5%
JK Cement Ltd	862	60,344
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NTPC Ltd	10,120	38,415
TOTAL INDIA		1,653,771
INDONESIA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank Central Asia Tbk PT	384,347	197,027
Bank Rakyat Indonesia Persero Tbk PT	163,740	39,187

TOTAL INDONESIA		236,214
KAZAKHSTAN - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Kaspi.KZ JSC ADR	206	15,407
KOREA (SOUTH) - 13.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
KT Corp	945	32,497
Interactive Media & Services - 0.6%
Kakao Corp	703	32,020
Webtoon Entertainment Inc (b)	2,500	43,825
		75,845
TOTAL COMMUNICATION SERVICES		108,342

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Kia Corp	288	24,160
Financials - 0.0%
Banks - 0.0%
KB Financial Group Inc	162	13,216
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (b)(c)(d)(e)	111	94,826
Industrials - 0.9%
Aerospace & Defense - 0.8%
Korea Aerospace Industries Ltd	1,456	105,335
Electrical Equipment - 0.1%
LS Electric Co Ltd	38	11,565
TOTAL INDUSTRIALS		116,900

Information Technology - 10.5%
Semiconductors & Semiconductor Equipment - 4.1%
SK Hynix Inc	1,390	543,645
Technology Hardware, Storage & Peripherals - 6.4%
Samsung Electronics Co Ltd	11,187	841,417
TOTAL INFORMATION TECHNOLOGY		1,385,062

TOTAL KOREA (SOUTH)		1,742,506
MEXICO - 4.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series B	60,449	68,946
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Wal-Mart de Mexico SAB de CV Series V	60,102	198,696
Financials - 0.5%
Banks - 0.5%
Grupo Financiero Banorte SAB de CV	6,811	64,100
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV unit	94,688	96,225
Real Estate - 0.9%
Industrial REITs - 0.3%
Prologis Property Mexico SA de CV	9,997	39,921
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV	24,054	73,023
TOTAL REAL ESTATE		112,944

TOTAL MEXICO		540,911
PERU - 1.3%
Financials - 1.3%
Banks - 1.3%
Credicorp Ltd	653	170,433
POLAND - 0.9%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Allegro.eu SA (b)(c)(d)	6,547	61,162
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Dino Polska SA (b)(c)(d)	4,670	55,729
TOTAL POLAND		116,891
SAUDI ARABIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Al Rajhi Bank	7,129	200,927
Saudi National Bank/The	5,527	58,773

TOTAL SAUDI ARABIA		259,700
SOUTH AFRICA - 4.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	3,109	31,010
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Naspers Ltd Class N	2,420	170,294
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	1,416	23,689
Financials - 1.5%
Banks - 0.7%
Capitec Bank Holdings Ltd	406	89,749
Financial Services - 0.8%
FirstRand Ltd	22,634	107,351
TOTAL FINANCIALS		197,100

Materials - 1.0%
Chemicals - 0.1%
Sasol Ltd (b)	3,075	19,102
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd	10,825	116,382
TOTAL MATERIALS		135,484

TOTAL SOUTH AFRICA		557,577
TAIWAN - 18.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	2,379	31,730
Industrials - 0.3%
Electrical Equipment - 0.2%
Bizlink Holding Inc	475	21,529
Machinery - 0.1%
Hiwin Technologies Corp	2,916	21,175
TOTAL INDUSTRIALS		42,704

Information Technology - 17.7%
Electronic Equipment, Instruments & Components - 1.9%
Chroma ATE Inc	2,826	75,200
Delta Electronics Inc	2,794	90,325
Elite Material Co Ltd	1,042	46,043
Yageo Corp	3,960	32,037
		243,605
Semiconductors & Semiconductor Equipment - 15.5%
ASE Technology Holding Co Ltd	1,304	10,486
ASPEED Technology Inc	35	6,220
eMemory Technology Inc	212	13,707
MediaTek Inc	3,561	151,566
Taiwan Semiconductor Manufacturing Co Ltd	38,227	1,863,036
		2,045,015
Technology Hardware, Storage & Peripherals - 0.3%
Quanta Computer Inc	1,205	11,765
Wiwynn Corp	220	31,201
		42,966
TOTAL INFORMATION TECHNOLOGY		2,331,586

TOTAL TAIWAN		2,406,020
THAILAND - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	5,200	6,618
TURKEY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	15,620	36,474
UNITED ARAB EMIRATES - 2.4%
Energy - 1.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	81,415	123,687
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	132,263	125,675
TOTAL ENERGY		249,362

Financials - 0.5%
Banks - 0.5%
Abu Dhabi Commercial Bank PJSC	17,314	67,975
TOTAL UNITED ARAB EMIRATES		317,337
UNITED KINGDOM - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Anglogold Ashanti Plc (South Africa)	2,401	166,329
UNITED STATES - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan SA	368	16,352
TOTAL COMMON STOCKS (Cost $9,968,606)		13,219,337

U.S. Treasury Obligations - 0.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/4/2025 (Cost $19,926)	4.06	20,000	19,933

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,988,532)	13,239,270
NET OTHER ASSETS (LIABILITIES) - 0.1%	14,094
NET ASSETS - 100.0%	13,253,364

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $757,079 or 5.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $840,712 or 6.3% of net assets.

(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,608,295	6,608,295	1,437	-	-	-	-	0.0%
Total	-	6,608,295	6,608,295	1,437	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,437,462	1,437,462	-	-
Consumer Discretionary	1,700,484	1,700,484	-	-
Consumer Staples	412,616	412,616	-	-
Energy	576,431	576,431	-	-
Financials	2,759,266	2,759,266	-	-
Health Care	401,302	306,476	-	94,826
Industrials	1,102,084	1,102,084	-	-
Information Technology	3,909,573	3,909,573	-	-
Materials	674,807	674,807	-	-
Real Estate	112,944	112,944	-	-
Utilities	132,368	132,368	-	-

U.S. Treasury Obligations	19,933	-	19,933	-
Total Investments in Securities:	13,239,270	13,124,511	19,933	94,826
Fidelity® Fundamental Emerging Markets ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,988,532)		$13,239,270
Cash		15,925
Foreign currency held at value (cost $2,308)		2,306
Dividends receivable		6,803
Distributions receivable from Fidelity Central Funds		30
Total assets		13,264,334
Liabilities
Accrued management fee	$6,478
Deferred taxes	4,490
Other payables and accrued expenses	2
Total liabilities		10,970
Net Assets		$13,253,364
Net Assets consist of:
Paid in capital		$10,014,918
Total accumulated earnings (loss)		3,238,446
Net Assets		$13,253,364
Net Asset Value, offering price and redemption price per share ($13,253,364 ÷ 400,000 shares)		$33.13
Statement of Operations
For the period November 19, 2024 (commencement of operations) through October 31, 2025
Investment Income
Dividends		$234,233
Interest		812
Income from Fidelity Central Funds		1,437
Income before foreign taxes withheld		$236,482
Less foreign taxes withheld		(24,295)
Total income		212,187
Expenses
Management fee	$61,969
Independent trustees' fees and expenses	34
Total expenses before reductions	62,003
Expense reductions	(248)
Total expenses after reductions		61,755
Net Investment income (loss)		150,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,067)
Foreign currency transactions	5,735
Futures contracts	3,904
Total net realized gain (loss)		(9,428)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,490)	3,246,248
Assets and liabilities in foreign currencies	(49)
Total change in net unrealized appreciation (depreciation)		3,246,199
Net gain (loss)		3,236,771
Net increase (decrease) in net assets resulting from operations		$3,387,203
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,432
Net realized gain (loss)	(9,428)
Change in net unrealized appreciation (depreciation)	3,246,199
Net increase (decrease) in net assets resulting from operations	3,387,203
Distributions to shareholders	(148,800)

Share transactions
Proceeds from sales of shares	10,014,961

Net increase (decrease) in net assets resulting from share transactions	10,014,961
Total increase (decrease) in net assets	13,253,364

Net Assets
Beginning of period	-
End of period	$13,253,364

Other Information
Shares
Sold	400,000
Net increase (decrease)	400,000

Financial Highlights
Fidelity® Fundamental Emerging Markets ETF

Years ended October 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.38
Net realized and unrealized gain (loss)	8.12
Total from investment operations	8.50
Distributions from net investment income	(.37)
Total distributions	(.37)
Net asset value, end of period	$33.13
Total Return D,E,F	34.33%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I
Expenses net of fee waivers, if any	.60 % I
Expenses net of all reductions, if any	.60% I
Net investment income (loss)	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,253
Portfolio turnover rate J	52 % I

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Global ex-U.S. ETF
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	3,588	148,723
Materials - 0.1%
Metals & Mining - 0.1%
IperionX Ltd (b)	6,612	29,418
TOTAL AUSTRALIA		178,141
BELGIUM - 1.3%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	2,120	254,747
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	578	148,237
TOTAL BELGIUM		402,984
BRAZIL - 2.0%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (b)	121	281,598
Financials - 0.7%
Banks - 0.4%
Itau Unibanco Holding SA	18,555	136,025
Capital Markets - 0.3%
Banco BTG Pactual SA unit	9,013	81,788
TOTAL FINANCIALS		217,813

Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	8,599	63,039
Utilities - 0.2%
Electric Utilities - 0.2%
Equatorial Energia SA	8,963	61,059
TOTAL BRAZIL		623,509
CANADA - 6.9%
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp	2,973	303,839
Canadian Natural Resources Ltd	10,209	326,604
Imperial Oil Ltd	3,475	307,350
		937,793
Information Technology - 2.8%
IT Services - 1.3%
Shopify Inc Class A (b)	2,302	400,246
Software - 1.5%
Constellation Software Inc/Canada	176	463,178
TOTAL INFORMATION TECHNOLOGY		863,424

Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	1,676	313,069
TOTAL CANADA		2,114,286
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	5,097	186,816
CHINA - 10.5%
Communication Services - 3.2%
Entertainment - 0.2%
Tencent Music Entertainment Group Class A ADR	2,888	64,460
Interactive Media & Services - 3.0%
Tencent Holdings Ltd	11,012	891,385
TOTAL COMMUNICATION SERVICES		955,845

Consumer Discretionary - 3.4%
Automobile Components - 0.1%
Hesai Group ADR (b)	1,439	34,147
Automobiles - 0.3%
BYD Co Ltd H Shares	6,584	85,239
Broadline Retail - 2.4%
Alibaba Group Holding Ltd	14,836	315,219
PDD Holdings Inc Class A ADR (b)	1,749	235,888
Prosus NV Class N	2,341	161,712
		712,819
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd	775	54,206
Household Durables - 0.4%
Haier Smart Home Co Ltd H Shares	40,476	131,473
TOTAL CONSUMER DISCRETIONARY		1,017,884

Consumer Staples - 0.2%
Beverages - 0.2%
Eastroc Beverage Group Co Ltd A Shares (China)	1,200	47,208
Kweichow Moutai Co Ltd A Shares (China)	144	28,932
		76,140
Financials - 1.3%
Banks - 0.7%
China Construction Bank Corp H Shares	211,441	209,521
Insurance - 0.6%
China Life Insurance Co Ltd H Shares	37,068	116,969
Ping An Insurance Group Co of China Ltd H Shares	11,059	79,912
		196,881
TOTAL FINANCIALS		406,402

Health Care - 0.7%
Biotechnology - 0.1%
Zai Lab Ltd (b)	8,441	21,834
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	5,101	71,291
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	23,695	108,678
TOTAL HEALTH CARE		201,803

Industrials - 1.2%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,098	114,598
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	6,532	84,915
Machinery - 0.6%
Airtac International Group	2,444	72,340
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,846	95,714
		168,054
TOTAL INDUSTRIALS		367,567

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	14,927	132,127
Software - 0.1%
Pony AI Inc ADR (b)	1,712	31,980
TOTAL INFORMATION TECHNOLOGY		164,107

TOTAL CHINA		3,189,748
DENMARK - 0.9%
Industrials - 0.9%
Air Freight & Logistics - 0.9%
DSV A/S	1,282	272,073
FINLAND - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	1,217	27,129
FRANCE - 7.3%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 0.7%
Accor SA	4,356	221,675
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	85	210,548
TOTAL CONSUMER DISCRETIONARY		432,223

Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	1,233	108,979
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	265	52,416
Financials - 0.9%
Insurance - 0.9%
AXA SA	6,350	275,426
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	818	299,172
Industrials - 2.1%
Aerospace & Defense - 2.1%
Safran SA	1,561	554,001
Thales SA	288	81,962
		635,963
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	2,243	434,139
TOTAL FRANCE		2,238,318
GERMANY - 8.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	4,426	137,183
Financials - 2.9%
Capital Markets - 1.1%
Deutsche Boerse AG	1,264	319,800
Insurance - 1.8%
Allianz SE	83	33,312
Hannover Rueck SE	932	265,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	378	233,710
		532,797
TOTAL FINANCIALS		852,597

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	3,337	192,397
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	214	93,265
Rheinmetall AG	96	188,278
		281,543
Information Technology - 1.8%
Software - 1.8%
SAP SE	2,145	554,938
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	1,176	275,305
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,651	49,574
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	1,604	78,872
TOTAL GERMANY		2,422,409
HUNGARY - 0.3%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	1,104	105,300
INDIA - 5.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd (b)	1,150	92,000
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd GDR (c)	4,733	313,798
Financials - 3.1%
Banks - 3.1%
HDFC Bank Ltd/Gandhinagar ADR	14,354	519,902
ICICI Bank Ltd ADR	13,364	404,929
		924,831
Industrials - 1.0%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd GDR (d)	6,955	313,323
TOTAL INDIA		1,643,952
INDONESIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	626,834	321,333
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	2,992	223,823
ITALY - 2.2%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ferrari NV (Italy)	266	106,239
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	337	15,291
Financials - 1.6%
Banks - 1.6%
FinecoBank Banca Fineco SpA	1,568	35,804
UniCredit SpA	6,120	451,682
		487,486
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	1,251	74,261
TOTAL ITALY		683,277
JAPAN - 11.4%
Communication Services - 1.1%
Entertainment - 1.1%
Capcom Co Ltd	3,782	98,998
Nintendo Co Ltd	2,959	250,471
		349,469
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	4,976	141,198
Financials - 1.6%
Banks - 0.6%
Sumitomo Mitsui Financial Group Inc	6,488	175,261
Insurance - 1.0%
Tokio Marine Holdings Inc	8,320	312,156
TOTAL FINANCIALS		487,417

Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Hoya Corp	1,471	239,440
Industrials - 4.4%
Industrial Conglomerates - 2.2%
Hitachi Ltd	18,578	641,087
Machinery - 1.3%
Mitsubishi Heavy Industries Ltd	13,441	405,820
Professional Services - 0.2%
BayCurrent Inc	1,110	50,887
Trading Companies & Distributors - 0.7%
ITOCHU Corp	3,825	221,667
TOTAL INDUSTRIALS		1,319,461

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	1,115	105,741
IT Services - 0.2%
Fujitsu Ltd	2,056	53,777
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	2,765	415,082
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	7,024	163,169
TOTAL INFORMATION TECHNOLOGY		737,769

Materials - 0.6%
Chemicals - 0.6%
Shin-Etsu Chemical Co Ltd	5,907	178,425
TOTAL JAPAN		3,453,179
KOREA (SOUTH) - 3.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Kakao Corp	322	14,666
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)(e)	51	43,569
Industrials - 0.2%
Aerospace & Defense - 0.2%
Korea Aerospace Industries Ltd	869	62,868
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	1,207	472,072
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	7,960	598,701
TOTAL INFORMATION TECHNOLOGY		1,070,773

TOTAL KOREA (SOUTH)		1,191,876
MEXICO - 1.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	34,464	39,308
Consumer Staples - 0.8%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	2,430	22,923
Consumer Staples Distribution & Retail - 0.7%
Wal-Mart de Mexico SAB de CV Series V	59,299	196,042
TOTAL CONSUMER STAPLES		218,965

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,822	45,382
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV unit	125,160	127,191
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV	11,850	35,974
TOTAL MEXICO		466,820
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	68	44,050
BE Semiconductor Industries NV	153	26,029

TOTAL NETHERLANDS		70,079
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	510	133,110
POLAND - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	4,482	41,871
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(c)(d)	3,570	42,602
TOTAL POLAND		84,473
SAUDI ARABIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	6,755	190,386
SINGAPORE - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Sea Ltd Class A ADR (b)	881	137,656
SOUTH AFRICA - 1.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	2,065	145,313
Financials - 0.8%
Banks - 0.6%
Capitec Bank Holdings Ltd	862	190,551
Financial Services - 0.2%
FirstRand Ltd	12,578	59,656
TOTAL FINANCIALS		250,207

Materials - 0.1%
Metals & Mining - 0.1%
Impala Platinum Holdings Ltd	4,164	44,768
TOTAL SOUTH AFRICA		440,288
SPAIN - 2.7%
Financials - 2.5%
Banks - 2.5%
Banco Santander SA	31,183	317,234
CaixaBank SA	41,402	437,229
		754,463
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	3,989	80,762
TOTAL SPAIN		835,225
SWEDEN - 2.1%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	10,789	356,084
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	7,532	201,377
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	6,523	80,025
TOTAL SWEDEN		637,486
SWITZERLAND - 1.6%
Financials - 1.6%
Capital Markets - 1.0%
UBS Group AG	7,445	284,293
Insurance - 0.6%
Zurich Insurance Group AG	276	191,717
TOTAL SWITZERLAND		476,010
TAIWAN - 7.0%
Information Technology - 7.0%
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	3,294	87,653
Delta Electronics Inc	2,360	76,295
Elite Material Co Ltd	988	43,657
		207,605
Semiconductors & Semiconductor Equipment - 6.4%
MediaTek Inc	2,674	113,813
Taiwan Semiconductor Manufacturing Co Ltd	37,548	1,829,944
		1,943,757
TOTAL TAIWAN		2,151,362
TURKEY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	17,147	40,039
UNITED ARAB EMIRATES - 1.1%
Energy - 0.4%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	38,299	58,184
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	76,423	72,617
TOTAL ENERGY		130,801

Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	51,125	200,717
TOTAL UNITED ARAB EMIRATES		331,518
UNITED KINGDOM - 11.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc (b)	8,656	139,868
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.4%
Compass Group PLC	10,376	343,636
InterContinental Hotels Group PLC	610	73,661
		417,297
Leisure Products - 0.3%
Games Workshop Group PLC	429	89,778
TOTAL CONSUMER DISCRETIONARY		507,075

Consumer Staples - 0.8%
Tobacco - 0.8%
British American Tobacco PLC ADR	1,345	68,851
Imperial Brands PLC	4,037	160,428
		229,279
Financials - 3.2%
Banks - 0.8%
NatWest Group PLC	30,880	236,911
Capital Markets - 2.4%
3i Group PLC	6,669	385,487
London Stock Exchange Group PLC	2,725	339,583
		725,070
TOTAL FINANCIALS		961,981

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	12,731	40,842
Industrials - 4.4%
Aerospace & Defense - 2.6%
BAE Systems PLC	15,785	387,985
Rolls-Royce Holdings PLC	26,611	407,970
		795,955
Professional Services - 1.3%
RELX PLC	8,945	394,483
Trading Companies & Distributors - 0.5%
Diploma PLC	2,053	151,303
TOTAL INDUSTRIALS		1,341,741

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	2,380	110,869
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	1,245	86,247
TOTAL UNITED KINGDOM		3,417,902
UNITED STATES - 5.2%
Communication Services - 0.6%
Entertainment - 0.6%
Spotify Technology SA (b)	294	192,664
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	5,884	220,106
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,374	102,100
Industrials - 2.7%
Electrical Equipment - 1.7%
Schneider Electric SE	1,699	481,951
Professional Services - 1.0%
Experian PLC	6,872	320,214
TOTAL INDUSTRIALS		802,165

Materials - 0.9%
Construction Materials - 0.9%
Amrize Ltd	1,190	61,337
Holcim AG	2,272	201,410
		262,747
TOTAL UNITED STATES		1,579,782
TOTAL COMMON STOCKS (Cost $25,678,175)		30,270,289

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (g) (Cost $19,827)	3.83	20,000	19,833

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $194,156)	4.18	194,117	194,156

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $25,892,158)	30,484,278
NET OTHER ASSETS (LIABILITIES) - 0.1%	42,325
NET ASSETS - 100.0%	30,526,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1	12/19/2025	140,355	643	643

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $662,651 or 2.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $662,176 or 2.2% of net assets.

(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,833.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	13,101,040	12,906,884	7,180	-	-	194,156	194,117	0.0%
Total	-	13,101,040	12,906,884	7,180	-	-	194,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,829,003	1,829,003	-	-
Consumer Discretionary	2,910,582	2,910,582	-	-
Consumer Staples	832,454	832,454	-	-
Energy	1,654,914	1,654,914	-	-
Financials	7,701,692	7,701,692	-	-
Health Care	1,341,821	1,298,252	-	43,569
Industrials	5,924,982	5,924,982	-	-
Information Technology	5,803,346	5,803,346	-	-
Materials	1,938,125	1,938,125	-	-
Real Estate	85,548	85,548	-	-
Utilities	247,822	247,822	-	-

U.S. Treasury Obligations	19,833	-	19,833	-

Money Market Funds	194,156	194,156	-	-
Total Investments in Securities:	30,484,278	30,420,876	19,833	43,569
Derivative Instruments:

Assets
Futures Contracts	643	643	-	-
Total Assets	643	643	-	-
Total Derivative Instruments:	643	643	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	643	-
Total Equity Risk	643	-
Total Value of Derivatives	643	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Global ex-U.S. ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,698,002)	$30,290,122
Fidelity Central Funds (cost $194,156)	194,156

Total Investment in Securities (cost $25,892,158)		$30,484,278
Cash		4,763
Foreign currency held at value (cost $2,423)		2,420
Dividends receivable		33,397
Reclaims receivable		15,331
Distributions receivable from Fidelity Central Funds		631
Total assets		30,540,820
Liabilities
Accrued management fee	$13,832
Payable for daily variation margin on futures contracts	385
Total liabilities		14,217
Net Assets		$30,526,603
Net Assets consist of:
Paid in capital		$25,970,172
Total accumulated earnings (loss)		4,556,431
Net Assets		$30,526,603
Net Asset Value, offering price and redemption price per share ($30,526,603 ÷ 1,000,000 shares)		$30.53
Statement of Operations
For the period November 19, 2024 (commencement of operations) through October 31, 2025
Investment Income
Dividends		$374,056
Non-Cash dividends		30,716
Interest		2,471
Income from Fidelity Central Funds		7,180
Income before foreign taxes withheld		$414,423
Less foreign taxes withheld		(32,293)
Total income		382,130
Expenses
Management fee	$103,077
Independent trustees' fees and expenses	54
Total expenses before reductions	103,131
Expense reductions	(152)
Total expenses after reductions		102,979
Net Investment income (loss)		279,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(48,747)
Foreign currency transactions	3,281
Futures contracts	13,532
Total net realized gain (loss)		(31,934)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,592,120
Assets and liabilities in foreign currencies	(549)
Futures contracts	643
Total change in net unrealized appreciation (depreciation)		4,592,214
Net gain (loss)		4,560,280
Net increase (decrease) in net assets resulting from operations		$4,839,431
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,151
Net realized gain (loss)	(31,934)
Change in net unrealized appreciation (depreciation)	4,592,214
Net increase (decrease) in net assets resulting from operations	4,839,431
Distributions to shareholders	(283,000)

Share transactions
Proceeds from sales of shares	25,970,172

Net increase (decrease) in net assets resulting from share transactions	25,970,172
Total increase (decrease) in net assets	30,526,603

Net Assets
Beginning of period	-
End of period	$30,526,603

Other Information
Shares
Sold	1,000,000
Net increase (decrease)	1,000,000

Financial Highlights
Fidelity® Fundamental Global ex-U.S. ETF

Years ended October 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.39
Net realized and unrealized gain (loss)	5.54
Total from investment operations	5.93
Distributions from net investment income	(.40)
Total distributions	(.40)
Net asset value, end of period	$30.53
Total Return D,E,F	23.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I,J
Expenses net of fee waivers, if any	.54 % I,J
Expenses net of all reductions, if any	.54% I,J
Net investment income (loss)	1.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,527
Portfolio turnover rate K	49 % I,L

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF and Fidelity Fundamental Global ex-U.S. ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Fundamental Emerging Markets ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Fundamental Emerging Markets ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Fundamental Developed International ETF	12,644,397	2,726,292	(272,502)	2,453,790
Fidelity Fundamental Emerging Markets ETF	10,045,306	3,369,860	(175,896)	3,193,964
Fidelity Fundamental Global ex-U.S. ETF	26,003,185	5,271,166	(790,073)	4,481,093

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Fundamental Developed International ETF	105,917	-	(210,158)	2,453,657
Fidelity Fundamental Emerging Markets ETF	44,379	4,643	-	3,193,915
Fidelity Fundamental Global ex-U.S. ETF	119,388	-	(43,501)	4,480,544

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Fundamental Developed International ETF	(169,747)	(40,411)	(210,158)
Fidelity Fundamental Global ex-U.S. ETF	(43,501)	-	(43,501)

The tax character of distributions paid was as follows:

October 31, 2025A
Ordinary Income ($)
Fidelity Fundamental Developed International ETF	217,700
Fidelity Fundamental Emerging Markets ETF	148,800
Fidelity Fundamental Global ex-U.S. ETF	283,000

A For the period November 19, 2024 (commencement of operations) through October 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fundamental Developed International ETF	18,178,718	4,961,364
Fidelity Fundamental Emerging Markets ETF	15,319,575	5,329,876
Fidelity Fundamental Global ex-U.S. ETF	22,931,801	9,033,117

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Fundamental Developed International ETF	-	837,737
Fidelity Fundamental Global ex-U.S. ETF	11,830,525	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Fundamental Developed International ETF	.55%
Fidelity Fundamental Emerging Markets ETF	.60%
Fidelity Fundamental Global ex-U.S. ETF	.55%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fundamental Developed International ETF	1
Fidelity Fundamental Emerging Markets ETF	15
Fidelity Fundamental Global ex-U.S. ETF	12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fundamental Developed International ETF	532,456	217,825	11,785
Fidelity Fundamental Emerging Markets ETF	504,844	110,590	4,754
Fidelity Fundamental Global ex-U.S. ETF	1,025,170	786,035	37,686
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Fundamental Developed International ETF	166
Fidelity Fundamental Emerging Markets ETF	248
Fidelity Fundamental Global ex-U.S. ETF	152
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex-U.S. ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex-U.S. ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2025, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period from November 19, 2024 (commencement of operations) through October 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the period from November 19, 2024 (commencement of operations) through October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Fundamental Emerging Markets ETF	$4,643
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Fundamental Emerging Markets ETF
December 2024	2%
March 2025	1%
June 2025	1%
September 2025	1%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:
Fidelity® Fundamental Developed   $5,950
International ETF
Fidelity® Fundamental Emerging              $1,713
Markets ETF
Fidelity® Fundamental Global ex US ETF      $7,661

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity® Fundamental Developed International ETF
December 20, 2024	100%
December 30, 2024	100%
March 21, 2025	100%
June 20, 2025	100%
September 19, 2025	100%
Fidelity® Fundamental Emerging Markets ETF
December 20, 2024	73.75%
March 21, 2025	68.52%
June 20, 2025	68.52%
September 19, 2025	68.52%

Fidelity® Fundamental Global ex US ETF
December 20, 2024	100%
December 30, 2024	100%
March 21, 2025	95.85%
June 20, 2025	95.85%
September 19, 2025	95.85%
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918721.100
FDG-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025